Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.4%
Alabama Federal Aid Highway Finance
Authority
Series A, RB, 5.00%, 09/01/27 ......... USD 595 $ 632,722
Series A, RB, 5.00%, 09/01/29 ......... 180 191,412
Series A, RB, 5.00%, 09/01/35 ......... 1,000 1,063,398
Series A, RB, 5.00%, 06/01/37 ......... 130 138,242
Alabama Highway Finance Corp., Series
2020A, RB, 5.00%, 08/01/27 ......... 510 538,433
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,020 1,087,003
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 131,711
City of Huntsville
Series 2016C, GO, 5.00%, 05/01/27 ..... 185 191,242
Series 2020A, GO, 5.00%, 09/01/27 ..... 150 159,637
Series 2017E, GO, 5.00%, 11/01/27 ..... 355 375,158
Series 2018A, GO, 5.00%, 05/01/28 ..... 75 79,847
Series 2018A, GO, 5.00%, 05/01/30 ..... 125 132,409
State of Alabama
Series 2016C, GO, 5.00%, 08/01/27 ..... 390 405,106
Series 2018A, GO, 5.00%, 11/01/27 ..... 255 272,160
Series 2022B, GO, 5.00%, 11/01/27 ..... 125 133,412
University of Alabama (The), Series 2019C, RB,
5.00%, 07/01/27 ................. 720 761,867
Water Works Board of the City of Birmingham
(The)
Series 2016B, RB, 5.00%, 01/01/30 ..... 205 214,879
Series 2016B, RB, 5.00%, 01/01/32 ..... 200 209,638
Series 2016B, RB, 5.00%, 01/01/43 ..... 250 262,048
6,980,324
Alaska — 0.1%
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 280,564
Arizona — 2.1%
Arizona Board of Regents
Series 2015A, RB, 5.00%, 07/01/27 ..... 180 183,310
Series 2016C, RB, 5.00%,  07/01/27 ..... 235 244,036
Series 2017B, RB, 5.00%, 07/01/27 ..... 245 259,881
Series 2021C, RB, 5.00%, 07/01/27 ..... 250 264,681
Series 2017B, RB, 5.00%, 07/01/30 ..... 195 205,261
Arizona Department of Transportation State
Highway Fund
Series 2016, RB, 5.00%, 07/01/27 ...... 825 856,987
Series 2023, RB, 5.00%, 07/01/27 ...... 145 153,680
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 210 222,571
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 390 413,346
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 495 514,380
City of Phoenix Civic Improvement Corp.
Series 2015A, RB, 5.00%, 07/01/27 ..... 610 619,427
Series 2016, RB, 5.00%, 07/01/27 ...... 650 675,513
Series 2018A, RB, 5.00%, 07/01/27 ..... 110 116,585
Series 2020A, RB, 5.00%, 07/01/27 ..... 55 58,292
Series 2021A, RB, 5.00%, 07/01/27 ..... 230 243,768
Series A, RB, 5.00%,  07/01/27 ......... 100 105,986
Series 2017D, RB, 5.00%, 07/01/29 ..... 300 315,647
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 127,249
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County Unified School District
No. 48 Scottsdale, Series 2017, GO,
5.00%, 07/01/28 ................. USD 65 $ 68,598
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/27 ................. 390 413,234
Salt River Project Agricultural Improvement &
Power District
Series 2017A, RB, 5.00%, 01/01/27 ..... 170 178,464
Series 2019A, RB, 5.00%, 01/01/27 ..... 200 209,957
Series 2020A, RB, 5.00%, 01/01/27 ..... 710 745,349
Series 2021A, RB, 5.00%, 01/01/27 ..... 540 566,885
Series 2016A, RB, 5.00%, 01/01/29 ..... 355 371,686
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 122,841
University of Arizona (The), Series 2020A, RB,
5.00%, 08/01/27 ................. 265 281,107
8,538,721
California — 11.2%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 106,700
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(a)
........ 265 237,902
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB,
5.00%, 10/01/27 ................. 215 229,991
Bay Area Toll Authority, Series 2017S-7, RB,
4.00%, 04/01/29 ................. 1,470 1,500,228
Beverly Hills Unified School District, Series
2009, GO, 0.00%, 08/01/27
(a)
......... 1,000 912,430
California Health Facilities Financing Authority,
Series A-1, RB, 5.00%, 11/01/27 ....... 780 837,062
California Infrastructure & Economic
Development Bank
Series 2017, RB, 5.00%, 10/01/27 ...... 110 116,922
Series 2023, RB, 5.00%, 10/01/27 ...... 305 327,301
Series 2017, RB, 5.00%, 10/01/28 ...... 350 371,857
Series 2017, RB, 5.00%,  10/01/29 ...... 105 111,422
California State Public Works Board
Series 2021B, RB, 5.00%, 05/01/27 ..... 120 126,960
Series F, RB, 5.00%, 05/01/27 ......... 310 314,036
Series B, RB, 5.00%, 10/01/27 ......... 455 485,440
Series B, RB, 5.00%, 10/01/27 ......... 10 10,697
Series 2018C, RB, 5.00%, 11/01/27 ..... 150 160,292
Series 2021C, RB, 5.00%, 11/01/27 ..... 520 555,679
Series C, RB, 5.00%, 03/01/28 ......... 325 340,443
Series D, RB, 5.00%, 09/01/29 ......... 290 306,157
Series B, RB, 5.00%, 10/01/30 ......... 10 10,698
California State University
Series 2015A, RB, 5.00%, 11/01/27 ..... 100 102,718
Series 2016A, RB, 5.00%, 11/01/27 ..... 600 623,208
Series 2017A, RB, 5.00%, 11/01/29 ..... 400 421,741
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 209,219
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 53,486
City of Los Angeles
Series 2023A, RB, 5.00%, 02/01/27 ..... 150 158,228
Series 2018B, RB, 5.00%, 06/01/27 ..... 435 462,245
City of Los Angeles Department of Airports
Series 2019C, RB, 5.00%, 05/15/27 ..... 145 154,203
Series 2019C, RB, 5.00%, 05/15/27 ..... 110 116,440
Series 2020B, RB, 5.00%, 05/15/27 ..... 270 287,137
Series B, RB, 5.00%, 05/15/27 ......... 175 186,107

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of San Francisco
Series 2015A, RB, 5.00%, 11/01/27 ..... USD 375 $ 380,263
Series A, RB, 5.00%, 11/01/27 ......... 190 198,892
Series B, RB, 5.00%, 11/01/27 ......... 100 104,680
Series D, RB, 5.00%, 11/01/27 ......... 270 290,093
Coast Community College District
Series 2006B, GO, 0.00%, 08/01/27 (AGM)
(a)
775 705,256
Series 2017D, GO, 5.00%, 08/01/28 ..... 160 170,879
Contra Costa Transportation Authority Sales
Tax
Series 2015A, RB, 5.00%, 03/01/27 ..... 435 440,274
Series 2018B, RB, 5.00%, 03/01/27 ..... 220 232,758
County of Santa Clara
Series 2022D, GO, 5.00%, 08/01/27 ..... 170 181,542
Series 2017C, GO, 5.00%, 08/01/29 ..... 125 133,250
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 138,470
East Bay Municipal Utility District Water System
Series 2015A, RB, 5.00%, 06/01/27 ..... 155 157,706
Series 2017B, RB, 5.00%, 06/01/27 ..... 115 122,422
Series 2022A, RB, 5.00%, 06/01/27 ..... 50 53,227
Series 2017B, RB, 5.00%,  06/01/28 ..... 85 90,538
El Camino Community College District
Foundation (The), Series 2012C, GO,
0.00%, 08/01/27
(a)
................ 200 182,864
Foothill-De Anza Community College District
(a)
Series 2000A, GO, 0.00%, 08/01/27
(NPFGC) ..................... 750 688,380
Series 2003B, GO, 0.00%, 08/01/27
(NPFGC) ..................... 415 380,904
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 293,443
Fremont Union High School District, Series
2019A, GO, 5.00%, 08/01/29 ......... 75 79,972
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(a)
..... 110 99,983
Los Angeles Community College District
Series 2024, GO, 5.00%, 08/01/27 ...... 500 534,545
Series A-1, GO, 5.00%, 08/01/27 ....... 390 416,945
Series D, GO, 5.00%, 08/01/27 ........ 1,000 1,069,089
Series J, GO, 5.00%, 08/01/28 ......... 190 202,568
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A, RB, 5.00%, 06/01/27 ..... 1,120 1,189,834
Series 2016A, RB, 4.00%, 07/01/27 ..... 125 126,073
Series 2023-A, RB, 5.00%, 07/01/27 ..... 265 282,472
Series 2017A, RB, 5.00%, 07/01/29 ..... 255 270,273
Los Angeles Department of Water & Power
Series 2016B, RB, 5.00%, 07/01/27 ..... 145 149,165
Series 2018A, RB, 5.00%, 07/01/27 ..... 350 372,794
Series 2022A, RB, 5.00%, 07/01/27 ..... 225 239,654
Series 2022B, RB, 5.00%,  07/01/27 ..... 100 106,513
Series 2022E, RB, 5.00%, 07/01/27 ..... 65 69,233
Series 2017C, RB, 5.00%, 07/01/28 ..... 295 313,156
Los Angeles Department of Water & Power
Water System
Series 2022B, RB, 5.00%, 07/01/27 ..... 200 213,141
Series 2023A, RB, 5.00%, 07/01/27 ..... 305 325,041
Los Angeles Unified School District
Series 2020A, GO, 3.00%, 07/01/27 ..... 160 159,274
Series 2016A, GO, 5.00%, 07/01/27 ..... 75 76,358
Series 2017A, GO, 5.00%,  07/01/27 ..... 690 734,538
Series 2018B-1, GO, 5.00%, 07/01/27 .... 415 441,787
Series 2018M-1, GO, 5.00%, 07/01/27 ... 95 101,132
Series 2019A, GO, 5.00%, 07/01/27 ..... 150 159,682
Security
Par (000)
Par (000) Value
California (continued)
Series 2020C, GO, 5.00%, 07/01/27 ..... USD 515 $ 548,242
Series 2020RYQ, GO, 5.00%, 07/01/27 ... 185 196,941
Series 2022QRR, GO, 5.00%, 07/01/27 ... 190 202,264
Series 2023QRR, GO, 5.00%, 07/01/27 ... 550 585,501
Metropolitan Water District of Southern
California
Series 2019A, RB, 5.00%, 07/01/27 ..... 485 516,868
Series 2020A, RB, 5.00%, 07/01/27 ..... 295 314,383
Series 2011C, RB, 5.00%, 10/01/27 ..... 110 117,870
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. 45 46,031
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(a)
.. 150 136,219
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/27 ..... 435 455,620
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(a)
... 215 196,115
Orange County Sanitation District, Series
2021A, RB, 5.00%, 02/01/27 ......... 55 58,096
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(a)
............. 330 301,369
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 414,663
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(a)
................ 400 364,433
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
5.00%, 05/15/27 ................. 170 176,562
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 171,783
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 92,686
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/27 .......... 90 96,084
San Diego County Regional Airport Authority
Series 2019A, RB, 5.00%, 07/01/27 ..... 100 106,329
Series A, RB, 5.00%, 07/01/28 ......... 475 503,369
San Diego County Regional Transportation
Commission
Series 2021B, RB, 5.00%, 04/01/27 ..... 110 116,443
Series 2023A, RB, 5.00%, 04/01/27 ..... 265 280,929
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 137,042
San Diego Public Facilities Financing Authority,
Series 2023A, RB, 5.00%, 08/01/27 ..... 250 267,214
San Diego Unified School District
Series 2015R-4, GO, 4.00%, 07/01/27 ... 250 252,085
Series 2017J, GO, 5.00%,  07/01/29 ..... 100 106,200
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2017A, RB, 5.00%, 07/01/29 ..... 100 106,113
Series 2019A, RB, 5.00%, 07/01/29 ..... 190 201,615
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A, RB, 5.00%, 05/01/27 ..... 145 149,963
Series 2016D, RB, 5.00%, 05/01/27 ..... 140 144,840
Series 2019D, RB, 5.00%, 05/01/27 ..... 125 132,614
Series B, RB, 5.00%, 05/01/27 ......... 290 307,665
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. 165 176,972
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 255 263,364

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Jose Unified School District
Series C, GO, 0.00%, 08/01/27 (NPFGC)
(a)
USD 95 $ 86,579
Series 2017, GO, 5.00%,  08/01/27 ...... 180 192,221
San Mateo County Community College District
(a)
Series 2005B, GO, 0.00%, 09/01/27
(NPFGC) ..................... 300 272,676
Series 2006B, GO, 0.00%, 09/01/27
(NPFGC) ..................... 950 863,473
Series A, GO, 0.00%, 09/01/27 ( NPFGC) .. 355 322,666
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(a)
.. 170 154,282
Southern California Public Power Authority
Series 2015C, RB, 4.00%, 07/01/27 ..... 465 466,764
Series 2015C, RB, 5.00%, 07/01/27 ..... 770 776,778
Series 2019-1, RB, 5.00%, 07/01/27 ..... 155 164,960
Series 2023-1, RB, 5.00%, 07/01/27 ..... 775 824,800
State of California
Series 2003, GO, 5.00%, 02/01/27 (AMBAC) 150 157,782
GO, 5.00%, 04/01/27 ............... 3,985 4,205,789
Series 2019, GO, 5.00%, 04/01/27 ...... 555 585,750
Series 2017, GO, 4.00%, 08/01/27 ...... 50 50,886
Series C, GO, 5.00%, 08/01/27 ........ 440 467,548
GO, 5.00%, 08/01/27 ............... 1,195 1,263,466
Series 2016, GO, 5.00%, 08/01/27 ...... 750 781,590
GO, 4.00%, 09/01/27 ............... 560 579,738
GO, 5.00%, 09/01/27 ............... 660 699,119
GO, 5.00%, 10/01/27 ............... 1,730 1,844,113
Series 2020, GO, 5.00%, 11/01/27 ...... 475 507,133
GO, 5.00%, 11/01/27 ............... 975 1,040,958
Series 2017, GO, 5.00%, 11/01/27 ...... 805 859,457
GO, 5.00%, 12/01/27 ............... 585 625,566
GO, 5.00%, 08/01/28 ............... 440 464,855
Series 2017, GO, 5.00%, 11/01/28 ...... 490 519,918
GO, 5.00%, 08/01/29 ............... 450 475,373
State of California Department of Water
Resources
Series AX, RB, 5.00%, 12/01/27 ........ 240 258,052
Series BB, RB, 5.00%, 12/01/27 ........ 110 118,274
Series AX, RB, 5.00%, 12/01/28 ........ 130 140,190
Sunnyvale Financing Authority, Series 2020,
RB, 4.00%, 04/01/27 .............. 100 103,042
University of California
Series 2018AZ, RB, 4.00%, 05/15/27 .... 35 36,118
Series 2015AO, RB, 5.00%, 05/15/27 .... 545 553,153
Series 2015I, RB, 5.00%, 05/15/27 ...... 570 578,438
Series 2017M, RB, 5.00%, 05/15/27 ..... 110 116,626
Series 2018O, RB, 5.00%, 05/15/27 ..... 225 238,553
Series 2021BH, RB, 5.00%, 05/15/27 .... 250 265,197
Series 2017AY, RB, 5.00%,  05/15/28 .... 150 158,709
Series 2017AY, RB, 5.00%, 05/15/29 .... 125 131,898
Series 2017AV, RB, 5.00%, 05/15/30 .... 305 321,043
Series 2017AY, RB, 5.00%, 05/15/30 .... 835 878,922
West Valley-Mission Community College
District, Series 2015B, GO, 5.00%, 08/01/27 80 81,683
Western Municipal Water District
Facilities Authority, Series 2020A, RB,
5.00%, 10/01/27 ................. 175 187,422
54,182,059
Security
Par (000)
Par (000) Value
Colorado — 1.1%
Adams & Arapahoe Joint School District 28J
Aurora, Series 2022, GO, 5.00%, 12/01/27
(SAW) ....................... USD 160 $ 170,931
Board of Governors of Colorado State
University System, Series A, RB,
5.00%, 03/01/27 (HERBIP) .......... 250 262,696
City & County of Denver
Series 2019C, GO, 5.00%, 08/01/27 ..... 65 69,200
Series 2022A, GO, 5.00%, 08/01/27 ..... 365 388,587
Series 2019C, RB, 5.00%, 11/15/27 ..... 415 442,013
Series 2022C, RB, 5.00%, 11/15/27 ..... 490 521,894
Series 2023A, RB, 5.00%, 11/15/27 ..... 350 371,877
Series 2018B, RB, 5.00%, 12/01/27 ..... 45 47,850
City of Colorado Springs, Series 2019A, RB,
5.00%, 11/15/27 ................. 335 357,469
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/27 ......... 200 211,176
Denver City & County School District No. 1
Series 2021B, GO, 4.00%, 12/01/27 (SAW) 250 258,933
Series 2018A, GO, 5.50%, 12/01/28 (SAW) 295 319,406
Series 2018A, GO, 5.50%, 12/01/29 (SAW) 200 215,622
State of Colorado, Series 2017K, COP,
5.00%, 03/15/27 ................. 275 288,681
University of Colorado, Series 2017A-1, RB,
5.00%, 06/01/29 ................. 100 105,300
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . 125 133,540
4,165,175
Connecticut — 1.6%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 52,546
State of Connecticut
Series 2021A, GO, 4.00%,  01/15/27 ..... 545 558,191
Series 2022A, GO, 4.00%, 01/15/27 ..... 120 122,904
Series 2018B, GO, 5.00%, 04/15/27 ..... 490 517,135
Series B, GO, 5.00%, 04/15/27 ........ 190 200,522
Series 2020C, GO, 4.00%, 06/01/27 ..... 55 56,557
Series 2021B, GO, 4.00%, 06/01/27 ..... 210 215,944
Series 2015B, GO, 5.00%, 06/15/27 ..... 240 243,796
Series 2021D, GO, 5.00%, 07/15/27 ..... 520 551,564
Series 2016D, GO, 5.00%, 08/15/27 ..... 430 446,526
Series 2022D, GO, 5.00%,  09/15/27 ..... 100 106,407
Series 2022E, GO, 5.00%, 11/15/27 ..... 565 603,078
Series F, GO, 5.00%, 11/15/27 ......... 815 833,828
Series A, GO, 5.00%, 04/15/29 ........ 350 367,423
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. 185 195,360
State of Connecticut Special Tax
Series 2018A, RB, 5.00%, 01/01/27 ..... 205 215,010
Series 2021C, RB, 5.00%, 01/01/27 ..... 135 141,592
Series 2020A, RB, 5.00%, 05/01/27 ..... 200 211,154
Series 2021A, RB, 5.00%, 05/01/27 ..... 590 622,903
Series B, RB, 5.00%, 09/01/27 ......... 460 477,769
Series 2018B, RB, 5.00%, 10/01/27 ..... 340 361,872
Series 2021D, RB, 5.00%, 11/01/27 ..... 220 234,514
University of Connecticut
Series 2018A, RB, 5.00%, 04/15/27 ..... 125 131,823
Series 2019A, RB, 5.00%, 11/01/27 ..... 65 69,102
7,537,520

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware — 1.1%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. USD 305 $ 321,809
Delaware Transportation Authority
Series 2016, RB, 5.00%, 07/01/27 ...... 285 296,321
Series 2019, RB, 5.00%, 07/01/27 ...... 165 174,930
Series 2020, RB, 5.00%, 07/01/27 ...... 375 397,568
Series 2020, RB, 5.00%, 09/01/27 ...... 480 509,087
State of Delaware
Series 2017A, GO, 5.00%, 01/01/27 ..... 760 798,950
Series 2018A, GO, 5.00%, 02/01/27 ..... 205 215,884
Series 2019, GO, 5.00%, 02/01/27 ...... 595 626,589
Series 2023A, GO, 5.00%, 05/01/27 ..... 240 254,044
Series 2016D, GO, 5.00%, 07/01/27 ..... 365 379,892
Series 2020B, GO, 5.00%, 07/01/27 ..... 270 286,794
4,261,868
District of Columbia — 2.2%
District of Columbia
Series 2021E, GO, 5.00%, 02/01/27 ..... 610 641,329
Series 2017D, GO, 5.00%,  06/01/27 ..... 650 687,954
Series 2018B, GO, 5.00%, 06/01/27 ..... 660 698,538
Series E, GO, 5.00%, 06/01/27 ........ 290 302,986
Series 2019A, GO, 5.00%, 10/15/27 ..... 160 170,573
Series 2020, RB, 5.00%, 12/01/27 ...... 160 170,092
Series 2017A, GO, 5.00%, 06/01/29 ..... 250 263,452
District of Columbia Income Tax
Series 2020A, RB, 5.00%, 03/01/27 ..... 1,055 1,111,017
Series 2020C, RB, 5.00%, 05/01/27 ..... 310 327,550
Series 2019C, RB, 5.00%, 10/01/27 ..... 1,835 1,954,828
Series 2020B, RB, 5.00%, 10/01/27 ..... 395 420,794
District of Columbia Water & Sewer Authority
Series 2019B, RB, 5.00%, 10/01/27 ..... 245 260,999
Series 2024A, RB, 5.00%, 10/01/27 ..... 300 319,590
Series A, RB, 5.00%, 10/01/27 ......... 190 194,201
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 143,638
Washington Metropolitan Area Transit Authority
Series 2018, RB, 5.00%,  07/01/27 ...... 210 221,673
Series 2021A, RB, 5.00%, 07/15/27 ..... 400 424,176
Series 2023-A, RB, 5.00%, 07/15/27 ..... 460 487,802
Series 2018, RB, 5.00%, 07/01/28 ...... 340 357,316
Series A-1, RB, 5.00%, 07/01/29 ....... 120 125,684
Series 2018, RB, 5.00%, 07/01/30 ...... 110 114,665
9,398,857
Florida — 3.0%
Broward County, Series B, RB, 5.00%, 10/01/27 180 183,627
City of Gainesville, Series 2017A, RB,
5.00%, 10/01/27 ................. 105 110,938
City of Miami Beach
Series 2017, RB, 5.00%, 09/01/27 ...... 185 195,432
County of Miami-Dade
Series 2020, RB, 5.00%, 04/01/27 ...... 500 525,960
Series 2016A, GO, 5.00%, 07/01/27 ..... 100 105,929
Series 2017B, RB, 5.00%, 10/01/27 ..... 760 806,757
Series 2021, RB, 5.00%, 10/01/27 ...... 370 392,303
Series A, RB, 5.00%, 10/01/27 ......... 200 206,449
Florida Department of Environmental Protection
Series 2016A, RB, 5.00%,  07/01/27 ..... 285 295,618
Series 2017A, RB, 5.00%, 07/01/27 ..... 394 416,906
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 200 212,672
Hillsborough County School Board, Series
2017B, COP, 5.00%, 07/01/27 ........ 30 31,435
Security
Par (000)
Par (000) Value
Florida (continued)
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. USD 500 $ 532,009
Orlando Utilities Commission, Series 2020A,
RB, 5.00%, 10/01/27 .............. 380 404,326
Palm Beach County School District
Series 2017A, COP, 5.00%, 08/01/27 .... 380 402,642
Series 2018A, COP, 5.00%, 08/01/27 .... 110 116,554
Series 2018B, COP, 5.00%, 08/01/27 .... 115 121,784
Series 2022B, COP, 5.00%,  08/01/27 .... 200 211,799
School Board of Miami-Dade County (The)
Series 2017, GO, 5.00%, 03/15/27 ...... 105 110,224
Series 2022A, GO, 5.00%, 03/15/27 (BAM) 160 168,373
Series 2015A, COP, 5.00%, 05/01/27 (AGM) 200 202,604
School District of Broward County
Series 2019A, COP, 5.00%, 07/01/27 .... 705 744,973
Series 2021, GO, 5.00%, 07/01/27 ...... 160 169,210
State of Florida
Series 2015F, GO, 5.00%, 06/01/27 ..... 165 167,700
Series 2016B, GO, 5.00%, 06/01/27 ..... 380 394,197
Series 2017C, GO, 5.00%, 06/01/27 ..... 230 243,616
Series 2018A, GO, 5.00%, 06/01/27 ..... 60 63,552
Series 2018C, GO, 5.00%, 06/01/27 ..... 215 227,728
Series 2019D, GO, 5.00%,  06/01/27 ..... 290 307,168
Series 2016A, GO, 5.00%, 07/01/27 ..... 120 124,896
Series 2018A, GO, 5.00%, 07/01/27 ..... 35 37,156
Series 2019A, GO, 5.00%, 07/01/27 ..... 480 509,564
Series 2021B, GO, 5.00%, 07/01/27 ..... 290 307,862
Series 2017A, GO, 5.00%, 07/01/28 ..... 285 302,853
State of Florida Department of Transportation
Series 2018, RB, 5.00%, 07/01/27 ...... 175 185,224
Series 2019A, RB, 5.00%, 07/01/27 ..... 141 148,712
Series 2020, RB, 5.00%, 07/01/27 ...... 640 677,391
Series 2021A, RB, 5.00%, 07/01/27 ..... 155 163,477
Series 2022, RB, 5.00%, 07/01/27 ...... 285 301,651
State of Florida Department of Transportation
Turnpike System
Series 2019A, RB, 5.00%, 07/01/27 ..... 340 360,157
Series 2021C, RB, 5.00%, 07/01/27 ..... 160 169,486
Series 2017A, RB, 5.00%, 07/01/29 ..... 215 226,832
State of Florida Lottery
Series 2016A, RB, 5.00%, 07/01/27 ..... 458 475,035
Series 2016B, RB, 5.00%, 07/01/27 ..... 485 503,039
Series 2017A, RB, 5.00%, 07/01/27 ..... 683 721,922
13,287,742
Georgia — 2.6%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... 50 53,416
City of Atlanta
Series 2020A, RB, 5.00%, 07/01/27 ..... 275 291,216
Series 2022A, RB, 5.00%, 07/01/27 ..... 140 148,255
Series 2022A-1, GO, 5.00%, 12/01/27 .... 215 229,689
Series 2018C, RB, 5.00%, 11/01/28 ..... 225 239,369
Series 2017A, RB, 5.00%, 11/01/29 ..... 125 132,743
Series 2018B, RB, 5.00%, 11/01/29 ..... 120 127,433
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 225 231,371
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 47,285
Georgia Ports Authority
Series 2021, RB, 5.00%, 07/01/27 ...... 1,015 1,076,670
Series 2022, RB, 5.00%, 07/01/27 ...... 115 121,987
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... 855 904,420

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Gwinnett County Water & Sewerage Authority
Series 2019, RB, 5.00%, 08/01/27 ...... USD 230 $ 244,529
Series 2020, RB, 5.00%, 08/01/27 ...... 500 531,584
Metropolitan Atlanta Rapid Transit Authority
Series 2017D, RB, 4.00%, 07/01/27 ..... 675 697,432
Series 2015C, RB, 5.00%, 07/01/27 ..... 475 492,603
Series 2023B, RB, 5.00%, 07/01/27 ..... 115 122,054
Series 2007A, RB, 5.25%, 07/01/27
(NPFGC) ..................... 205 218,123
State of Georgia
Series 2023C, GO, 4.00%, 01/01/27 ..... 115 118,143
Series 2016F, GO, 5.00%, 01/01/27 ..... 290 304,723
Series 2016A, GO, 5.00%, 02/01/27 ..... 150 154,331
Series 2017A-1, GO, 5.00%, 02/01/27 .... 485 510,509
Series 2016F, GO, 5.00%, 07/01/27 ..... 480 504,445
Series 2018A, GO, 5.00%, 07/01/27 ..... 200 212,325
Series 2020A, GO, 5.00%, 08/01/27 ..... 615 654,031
Series 2016E, GO, 5.00%, 12/01/27 ..... 700 731,516
Series 2017A-2, GO, 5.00%, 02/01/28 .... 300 315,135
Series 2016F, GO, 5.00%, 07/01/28 ..... 795 833,894
Series 2017A, GO, 5.00%, 02/01/29 ..... 175 183,675
Series 2017C, GO, 5.00%, 07/01/29 ..... 225 237,974
10,670,880
Hawaii — 1.1%
City & County Honolulu
Series A, RB, 5.00%, 07/01/27 ......... 305 310,239
Series B, RB, 5.00%, 07/01/27 ......... 480 497,519
City & County of Honolulu
Series 2020F, GO, 5.00%, 07/01/27 ..... 360 381,551
Series 2019C, GO, 4.00%, 08/01/27 ..... 245 252,751
Series 2018A, GO, 5.00%, 09/01/27 ..... 175 186,078
Series D, GO, 5.00%, 09/01/27 ........ 495 526,334
Series B, GO, 5.00%, 10/01/27 ........ 180 183,938
Series C, GO, 5.00%,  10/01/27 ........ 125 133,119
Series 2022A, GO, 5.00%, 11/01/27 ..... 550 586,639
County of Hawaii, Series C, GO,
5.00%, 09/01/27 ................. 175 180,523
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. 135 141,958
State of Hawaii
Series 2016FB, GO, 5.00%, 04/01/27 .... 210 216,411
Series FE, GO, 5.00%, 10/01/27 ....... 470 489,535
Series FH, GO, 5.00%, 10/01/27 ....... 270 281,453
Series FN, GO, 5.00%, 10/01/27 ....... 205 218,323
Series FK, GO, 5.00%, 05/01/28 ....... 200 210,611
4,796,982
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2017A, RB, 5.00%, 07/15/27 ..... 700 739,433
Series 2023A, RB, 5.00%,  08/15/27 ..... 160 169,801
909,234
Illinois — 4.3%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... 250 261,843
Chicago O'Hare International Airport
Series 2020B, RB, 5.00%, 01/01/27 ..... 470 492,041
Series B, RB, 5.00%, 01/01/27 ......... 305 306,856
Series C, RB, 5.00%, 01/01/27 ......... 105 109,924
Series F, RB, 5.25%, 01/01/27 ......... 170 178,956
Series A, RB, 5.00%, 01/01/28 ......... 425 442,274
Chicago Transit Authority Capital Grant
Receipts, Series 2021, RB, 5.00%, 06/01/27 225 234,641
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois Finance Authority
Series 2017, RB, 5.00%, 01/01/27 ...... USD 450 $ 472,739
Series 2017, RB, 5.00%, 07/01/27 ...... 75 78,310
Series 2020, RB, 5.00%, 07/01/27 ...... 515 545,697
Series 2017, RB, 5.00%, 07/01/29 ...... 850 886,270
Illinois State Toll Highway Authority
Series 2016B, RB, 5.00%,  01/01/27 ..... 125 129,553
Series 2018A, RB, 5.00%, 01/01/27 ..... 1,105 1,158,196
Series 2019B, RB, 5.00%, 01/01/27 ..... 1,330 1,394,028
Series 2019C, RB, 5.00%, 01/01/27 ..... 545 571,237
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . 110 116,177
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/27 ................. 175 182,904
Sales Tax Securitization Corp., Series 2017A,
RB, 5.00%, 01/01/27 .............. 140 146,034
State of Illinois
Series 2016, GO, 5.00%, 02/01/27 ...... 870 906,757
Series 2021A, GO, 5.00%, 03/01/27 ..... 925 965,274
Series 2021B, GO, 5.00%,  03/01/27 ..... 265 276,538
Series 2022A, GO, 5.00%, 03/01/27 ..... 200 208,708
Series 2022B, GO, 5.00%, 03/01/27 ..... 635 662,648
Series 2023C, GO, 5.00%, 05/01/27 ..... 725 758,448
Series 2024B, GO, 5.00%, 05/01/27 ..... 970 1,014,713
Series 2016, GO, 5.00%, 06/01/27 ...... 220 225,987
Series 2023D, GO, 5.00%, 07/01/27 ..... 305 319,869
Series 2019B, GO, 5.00%, 09/01/27 ..... 785 825,302
Series 2018A, GO, 5.00%, 10/01/27 ..... 790 831,567
Series 2018B, GO, 5.00%, 10/01/27 ..... 325 342,100
Series 2017D, GO, 5.00%, 11/01/27 ..... 1,785 1,881,210
Series 2021A, GO, 5.00%, 12/01/27 ..... 405 427,351
Series 2017D, GO, 5.00%, 11/01/28 ..... 1,010 1,060,625
State of Illinois Sales Tax
Series 2018A, RB, 5.00%, 06/15/27 (BAM) 170 177,695
Series 2021C, RB, 5.00%, 06/15/27 ..... 435 456,435
19,048,907
Indiana — 1.1%
Indiana Finance Authority
Series 2018A, RB, 5.00%, 02/01/27 ..... 290 304,830
Series 2019A, RB, 5.00%, 02/01/27 ..... 280 294,319
Series 2019E, RB, 5.00%, 02/01/27 ..... 120 126,137
Series 2021B, RB, 5.00%, 02/01/27 ..... 370 388,921
Series E, RB, 5.00%, 02/01/27 ......... 160 166,251
Series 2016C, RB, 5.00%,  06/01/27 ..... 685 716,113
Series 2021-1, RB, 5.00%, 10/01/27 ..... 1,185 1,261,682
Series 2021-2, RB, 5.00%, 10/01/27 ..... 290 307,320
Indiana University
Series Z-1, RB, 4.00%, 08/01/27 ....... 495 509,660
Series Y, RB, 5.00%,  08/01/29 ......... 165 174,425
Indianapolis Local Public Improvement Bond
Bank, Series 2017A, RB, 5.00%, 01/15/29 . 375 395,092
4,644,750
Iowa — 0.2%
City of Des Moines
Series 2019A, GO, 5.00%, 06/01/27 ..... 180 190,303
Series 2020A, GO, 5.00%, 06/01/27 ..... 200 211,448
Series 2020D, GO, 5.00%, 06/01/27 ..... 185 195,590
Series 2023A, GO, 6.00%, 06/01/27 ..... 165 179,090
Iowa Finance Authority
Series 2017, RB, 5.00%, 08/01/27 ...... 305 324,438

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Iowa (continued)
Series 2021A, RB, 5.00%, 08/01/27 ..... USD 100 $ 106,373
1,207,242
Kansas — 0.5%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 305 322,846
State of Kansas Department of Transportation
Series 2015B, RB, 5.00%, 09/01/27 ..... 785 800,906
Series 2017A, RB, 5.00%, 09/01/27 ..... 150 159,551
Series 2024A, RB, 5.00%, 09/01/27 ..... 300 319,102
Series 2018A, RB, 5.00%,  09/01/28 ..... 480 507,488
Series 2018A, RB, 5.00%, 09/01/29 ..... 145 152,365
2,262,258
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 150 157,916
Louisiana — 1.0%
State of Louisiana
Series 2020A, GO, 5.00%, 03/01/27 ..... 615 646,730
Series 2021A, GO, 5.00%,  03/01/27 ..... 300 315,478
Series 2017A, GO, 5.00%, 04/01/27 ..... 260 273,720
Series 2016B, GO, 5.00%, 08/01/27 ..... 335 347,692
Series 2016A, GO, 5.00%, 09/01/27 ..... 240 249,459
Series 2019A, RB, 5.00%, 09/01/27 ..... 400 424,982
Series 2021, RB, 5.00%, 09/01/27 ...... 765 812,778
Series 2017-B, GO, 5.00%, 10/01/27 .... 570 604,398
Series 2017A, GO, 5.00%, 04/01/28 ..... 195 204,702
Series 2017-B, GO, 5.00%, 10/01/29 .... 190 200,122
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/27 ............ 280 294,948
4,375,009
Maine — 0.8%
Maine Municipal Bond Bank
Series 2020A, RB, 5.00%, 09/01/27 ..... 250 264,922
Series 2017A, RB, 5.00%, 11/01/27 ..... 295 308,248
Series 2018A, RB, 5.00%, 11/01/27 ..... 140 149,241
Series 2018B, RB, 5.00%, 11/01/27 ..... 355 378,433
Series 2019A, RB, 5.00%, 11/01/27 ..... 110 117,261
Series C, RB, 5.00%, 11/01/27 ......... 540 575,645
Maine Turnpike Authority
Series 2015, RB, 5.00%, 07/01/27 ...... 125 127,181
Series 2022, RB, 5.00%, 07/01/27 ...... 155 164,061
State of Maine
Series 2018D, GO, 5.00%, 06/01/27 ..... 615 650,566
Series 2019B, GO, 5.00%,  06/01/27 ..... 230 243,301
Series 2021B, GO, 5.00%, 06/01/27 ..... 230 243,301
3,222,160
Maryland — 3.3%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 127,896
County of Anne Arundel
Series 2021, GO, 5.00%, 04/01/27 ...... 250 264,049
Series 2022, GO, 5.00%, 04/01/27 ...... 200 211,239
Series 2017, GO, 3.00%, 10/01/27 ...... 100 99,587
Series 2020, GO, 5.00%, 10/01/27 ...... 235 250,722
Series 2018, GO, 5.00%, 10/01/28 ...... 315 334,436
Series 2018, GO, 5.00%, 10/01/29 ...... 255 270,830
County of Baltimore
Series 2016, GO, 5.00%, 02/01/27 ...... 165 169,914
Series 2019, GO, 5.00%, 03/01/27 ...... 270 284,620
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020, GO, 5.00%, 08/01/27 ...... USD 250 $ 265,800
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 213,380
County of Howard
Series 2017A, GO, 5.00%, 02/15/27 ..... 190 200,157
Series 2017C, GO, 5.00%, 02/15/27 ..... 120 126,415
Series 2017E, GO, 5.00%,  02/15/27 ..... 650 684,749
Series 2017B, GO, 5.00%, 02/15/28 ..... 460 482,875
Series 2017B, GO, 5.00%, 02/15/30 ..... 160 167,305
County of Montgomery
Series 2021A, GO, 5.00%, 08/01/27 ..... 235 249,922
Series 2017C, GO, 5.00%, 10/01/27 ..... 150 160,035
Series 2020B, GO, 4.00%, 11/01/27 ..... 455 472,032
Series 2017A, GO, 5.00%, 11/01/27 ..... 195 208,379
Series 2017C, GO, 5.00%, 10/01/28 ..... 115 122,096
Series 2017D, GO, 4.00%, 11/01/28 ..... 165 169,900
County of Prince George's
Series 2018A, GO, 5.00%, 07/15/27 ..... 525 557,821
Series 2019A, GO, 5.00%, 07/15/27 ..... 440 467,507
Series 2017A, GO, 3.00%, 09/15/27 ..... 50 49,649
Series 2020B, GO, 5.00%, 09/15/27 ..... 525 559,645
State of Maryland
Series 2017, GO, 5.00%, 03/15/27 ...... 410 432,649
Series 2017A, GO, 5.00%, 08/01/27 ..... 560 595,559
Series 2018-2B, GO, 5.00%, 08/01/27 .... 165 175,477
Series 2020-2B, GO, 5.00%,  08/01/27 .... 840 893,339
Series 2A, GO, 5.00%, 08/01/27 ....... 305 324,367
Series 2017, GO, 5.00%, 03/15/28 ...... 570 599,244
Series 2017A, GO, 5.00%, 08/01/28 ..... 150 158,783
Series 2017A, GO, 5.00%, 08/01/29 ..... 465 490,808
State of Maryland Department of Transportation
Series 2016, RB, 4.00%, 09/01/27 ...... 85 87,761
Series 2017, RB, 5.00%, 09/01/27 ...... 480 510,530
Series 2018, RB, 5.00%, 10/01/27 ...... 300 312,103
Series 2019, RB, 5.00%,  10/01/27 ...... 475 506,002
Series 2021A, RB, 5.00%, 10/01/27 ..... 545 580,570
Series 2018, RB, 5.00%, 12/01/27 ...... 110 114,773
Series 2021B, RB, 5.00%, 12/01/27 ..... 250 267,153
Series 2022A, RB, 5.00%, 12/01/27 ..... 165 176,321
Series 2017, RB, 5.00%, 09/01/28 ...... 345 366,349
Series 2019, RB, 5.00%, 10/01/28 ...... 205 218,019
Washington Suburban Sanitary Commission
Series 2017, RB, 3.00%, 06/01/27 (GTD) .. 225 224,522
Series 2019, RB, 5.00%,  06/01/27 (GTD) .. 225 238,460
Series 2017, RB, 5.00%, 06/15/28 (GTD) .. 115 121,450
14,565,199
Massachusetts — 2.0%
City of Boston
Series 2017A, GO, 5.00%, 04/01/27 ..... 525 557,130
Series 2018A, GO, 5.00%, 05/01/27 ..... 95 101,000
Series 2020A, GO, 5.00%, 11/01/27 ..... 115 123,591
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 107,371
Commonwealth of Massachusetts
Series 2019A, GO, 5.00%, 01/01/27 ..... 440 462,234
Series 2019C, GO, 5.00%,  05/01/27 ..... 455 481,254
Series 2019F, GO, 5.00%, 05/01/27 ..... 145 153,367
Series 2016B, GO, 5.00%, 07/01/27 ..... 315 334,321
Series 2017D, GO, 5.00%, 07/01/27 ..... 790 838,455
Series 2020D, GO, 5.00%, 07/01/27 ..... 610 647,415
Series 2018C, GO, 5.00%, 09/01/27 ..... 855 910,453
Series 2019G, GO, 5.00%, 09/01/27 ..... 400 425,943
Series 2017E, GO, 5.00%, 11/01/27 ..... 710 758,462
Series 2020E, GO, 5.00%, 11/01/27 ..... 105 112,167

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2017A, RB, 5.00%, 06/15/27 ..... USD 155 $ 160,314
Series 2019A, RB, 5.00%, 06/15/27 ..... 540 558,513
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A, RB, 5.00%, 07/01/27 ..... 555 588,366
Series 2024A, RB, 5.00%, 07/01/27 ..... 250 265,030
Series 2017A-2, RB, 5.00%, 07/01/28 .... 155 163,990
Massachusetts Clean Water Trust (The)
Series 19, RB, 5.00%, 02/01/27 ........ 135 139,014
Series 23B, RB, 5.00%, 02/01/27 ....... 720 759,614
Series 2006, RB, 5.25%, 08/01/27 ...... 25 26,794
Massachusetts School Building Authority,
Series 2015C, RB, 5.00%, 08/15/27 ..... 245 249,614
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A, RB, 5.00%, 01/01/27 ..... 400 420,287
Series 2019A, RB, 5.00%, 01/01/27 ..... 260 272,814
Massachusetts Water Resources Authority,
Series B, RB, 5.00%, 08/01/29 ........ 135 143,157
University of Massachusetts Building Authority,
Series 2021-1, RB, 5.00%, 11/01/27 ..... 65 69,352
9,830,022
Michigan — 1.6%
Michigan Finance Authority, Series 2017MI, RB,
5.00%, 12/01/28 ................. 275 288,427
Michigan State Building Authority
Series 2015I, RB, 5.00%, 04/15/27 ...... 290 295,820
Series 2019I, RB, 5.00%, 04/15/27 ...... 70 73,431
Series 2020I, RB, 5.00%, 10/15/27 ...... 670 708,996
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 310 325,703
State of Michigan
Series 2016, RB, 5.00%, 03/15/27 ...... 2,385 2,509,880
Series 2017A, GO, 5.00%,  05/01/27 ..... 410 432,989
State of Michigan Trunk Line
Series 2020B, RB, 5.00%, 11/15/27 ..... 815 870,485
Series 2021B, RB, 5.00%, 11/15/27 ..... 65 69,425
University of Michigan
Series 2020A, RB, 5.00%, 04/01/27 ..... 350 369,376
Series 2017A, RB, 5.00%, 04/01/29 ..... 200 210,942
Wayne County Airport Authority, Series G, RB,
5.00%, 12/01/27 ................. 200 203,529
6,359,003
Minnesota — 2.4%
City of Minneapolis, Series 2022, GO,
5.00%, 12/01/27 ................. 170 181,341
County of Hennepin
Series 2018A, GO, 5.00%, 12/01/27 ..... 470 502,592
Series 2018A, GO, 5.00%, 12/01/28 ..... 200 214,234
Series 2018A, GO, 5.00%, 12/01/29 ..... 120 128,573
Metropolitan Council
Series 2019A, GO, 4.00%,  03/01/27 ..... 300 304,662
Series 2018C, GO, 5.00%, 03/01/27 ..... 200 210,778
Series 2017C, GO, 5.00%, 03/01/27 ..... 130 137,006
Series 2020E, GO, 5.00%, 12/01/27 ..... 205 219,283
Minneapolis-St Paul Metropolitan Airports
Commission
Series A, RB, 5.00%, 01/01/27 ......... 395 413,524
Series 2016C, RB, 5.00%, 01/01/28 ..... 100 104,634
Security
Par (000)
Par (000) Value
Minnesota (continued)
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A, RB, 5.00%, 03/01/27 ..... USD 635 $ 655,186
Series 2023A, RB, 5.00%, 03/01/27 ..... 1,015 1,068,144
State of Minnesota
Series 2022A, RB, 5.00%,  03/01/27 ..... 285 300,141
Series 2016D, GO, 5.00%, 08/01/27 ..... 265 275,825
Series 2019A, GO, 5.00%, 08/01/27 ..... 585 622,146
Series 2019B, GO, 5.00%, 08/01/27 ..... 170 180,795
Series 2020A, GO, 5.00%, 08/01/27 ..... 645 685,956
Series 2023D, GO, 5.00%, 08/01/27 ..... 100 106,350
Series 2021A, GO, 5.00%, 09/01/27 ..... 1,300 1,384,754
Series 2017D, GO, 5.00%, 10/01/27 ..... 425 453,433
Series 2017E, GO, 5.00%, 10/01/27 ..... 100 106,690
Series 2017A, GO, 5.00%, 10/01/28 ..... 460 491,760
Series 2017B, GO, 5.00%, 10/01/28 ..... 100 106,904
Series 2017D, GO, 5.00%, 10/01/28 ..... 210 224,499
University of Minnesota
Series 2017A, RB, 5.00%, 09/01/27 ..... 200 212,602
Series 2017B, RB, 5.00%, 12/01/27 ..... 415 442,935
Series 2017B, RB, 5.00%, 12/01/28 ..... 185 196,132
Series 2017B, RB, 5.00%, 12/01/29 ..... 215 227,275
10,158,154
Mississippi — 0.5%
State of Mississippi
Series 2020B, GO, 5.00%, 09/01/27 ..... 165 175,450
Series 2015C, GO, 5.00%, 10/01/27 ..... 90 92,065
Series 2017A, GO, 5.00%, 10/01/27 ..... 175 186,373
Series 2016B, GO, 5.00%, 12/01/27 ..... 155 161,907
Series 2017A, GO, 5.00%, 10/01/28 ..... 655 694,782
Series 2017A, GO, 5.00%, 10/01/32 ..... 445 474,506
Series 2017A, GO, 5.00%, 10/01/34 ..... 1,000 1,066,305
2,851,388
Missouri — 0.6%
Metropolitan St Louis Sewer District
Series 2017A, RB, 5.00%, 05/01/27 ..... 125 132,039
Series 2020B, RB, 5.00%,  05/01/27 ..... 355 374,991
Series 2017A, RB, 5.00%, 05/01/28 ..... 295 310,866
Missouri State Board of Public Buildings
Series 2018A, RB, 5.00%, 04/01/27 ..... 345 357,076
Series 2020B, RB, 5.00%, 10/01/27 ..... 1,055 1,120,892
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 45 45,773
2,341,637
Montana — 0.1%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. 235 249,163
Nebraska — 0.6%
City of Lincoln, Series 2016, RB,
5.00%, 09/01/27 ................. 345 363,047
City of Omaha
Series 2021, GO, 5.00%, 04/15/27 ...... 150 158,146
Series B, GO, 5.00%, 04/15/27 ........ 200 210,862
Nebraska Public Power District
Series 2016A, RB, 5.00%, 01/01/27 ..... 145 148,800
Series 2021A, RB, 5.00%, 01/01/27 ..... 75 78,609
Series B, RB, 5.00%, 01/01/27 ......... 100 104,812
Series C, RB, 5.00%, 01/01/27 ......... 145 148,800
Series B, RB, 5.00%, 01/01/28 ......... 70 73,305

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska (continued)
Omaha Public Power District
Series 2016A, RB, 5.00%, 02/01/27 ..... USD 1,265 $ 1,300,296
Series 2017A, RB, 5.00%, 02/01/30 ..... 165 174,459
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... 250 264,814
3,025,950
Nevada — 2.2%
Clark County School District
Series 2015C, GO, 5.00%, 06/15/27 ..... 495 507,300
Series 2015D, GO, 5.00%,  06/15/27 ..... 220 225,168
Series 2016B, GO, 5.00%, 06/15/27 ..... 500 522,604
Series 2017A, GO, 5.00%, 06/15/27 ..... 215 227,058
Series 2018A, GO, 5.00%, 06/15/27 ..... 125 132,010
Series 2019B, GO, 5.00%, 06/15/27 (AGM) 205 216,787
County of Clark
Series 2017, GO, 5.00%, 06/01/27 ...... 140 148,092
Series 2015A, GO, 5.00%, 07/01/27 ..... 500 508,361
Series 2015C, RB, 5.00%, 07/01/27 ..... 350 370,035
Series 2016, RB, 5.00%, 07/01/27 ...... 310 328,557
Series 2016B, RB, 5.00%, 07/01/27 ..... 280 296,359
Series 2017, RB, 5.00%, 07/01/27 ...... 455 481,583
Series 2019E, RB, 5.00%, 07/01/27 ..... 845 893,370
Series 2020C, RB, 5.00%, 07/01/27 ..... 50 52,921
Series 2016B, GO, 5.00%,  11/01/27 ..... 275 286,983
Series 2019, GO, 5.00%, 11/01/27 ...... 290 309,226
Series 2019A, GO, 5.00%, 12/01/27 ..... 140 149,514
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,000 1,057,242
County of Washoe
Series 2018, RB, 5.00%, 02/01/27 ...... 35 36,616
Series 2019, RB, 5.00%, 02/01/27 ...... 215 224,930
Las Vegas Valley Water District
Series 2018A, GO, 5.00%, 06/01/27 ..... 100 101,611
Series 2020C, GO, 5.00%, 06/01/27 ..... 140 148,014
Series A, GO, 5.00%, 06/01/27 ........ 355 360,544
Series 2017A, GO, 5.00%, 02/01/29 ..... 85 89,195
State of Nevada
Series 2015D, GO, 5.00%, 04/01/27 ..... 545 552,039
Series 2019A, GO, 5.00%,  05/01/27 ..... 285 301,049
Series 2019E, GO, 5.00%, 08/01/27 ..... 210 222,947
State of Nevada Highway Improvement
Series 2016, RB, 5.00%, 12/01/27 ...... 545 564,571
Series 2018, RB, 5.00%, 12/01/27 ...... 100 106,664
Washoe County School District
Series 2017B, GO, 5.00%, 04/01/27 ..... 160 168,523
Series 2015A, GO, 5.00%, 06/01/27 ..... 125 127,025
Series 2018, GO, 5.00%, 10/01/27 (BAM) . 50 53,249
Series 2019B, GO, 5.00%, 10/01/27 ..... 150 159,514
9,929,661
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank
Series 2021B, RB, 5.00%, 02/15/27 (ST
INTERCEPT) .................. 55 57,883
Series 2016D, RB, 4.00%, 08/15/27 ..... 230 234,176
Series 2017B, RB, 5.00%, 08/15/27 (ST
INTERCEPT) .................. 105 111,621
Series 2021C, RB, 5.00%, 08/15/27 ..... 435 462,429
Series 2023B, RB, 5.00%, 08/15/27 ..... 170 180,719
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 90 95,883
State of New Hampshire
Series 2014A, GO, 5.00%, 03/01/27 ..... 35 35,421
Series 2017B, GO, 5.00%, 12/01/27 ..... 115 123,160
Security
Par (000)
Par (000) Value
New Hampshire (continued)
Series 2020A, GO, 5.00%, 12/01/27 ..... USD 255 $ 273,094
Series 2020D, GO, 5.00%, 12/01/27 ..... 215 230,255
1,804,641
New Jersey — 2.8%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... 120 124,099
New Jersey Economic Development Authority
Series 2018FFF, RB, 5.00%, 06/15/27 .... 580 611,592
Series 2021QQQ, RB, 5.00%, 06/15/27 ... 690 727,584
Series XX, RB, 5.25%, 06/15/27 ........ 120 121,778
Series XX, RB, 5.25%,  06/15/27 ........ 105 107,131
Series A, RB, 4.00%, 11/01/27 ......... 555 571,863
Series 2022A, RB, 5.00%, 11/01/27 ..... 165 175,084
Series A, RB, 5.00%, 11/01/27 ......... 1,210 1,283,951
Series B, RB, 5.00%, 11/01/27 ......... 145 153,862
New Jersey Educational Facilities Authority
Series 2022A, RB, 5.00%, 03/01/27 ..... 540 569,630
Series 2017I, RB, 5.00%, 07/01/27 ...... 285 302,804
New Jersey Transportation Trust Fund Authority
Series 2016A-1, RB, 5.00%, 06/15/27 .... 350 362,090
Series 2021A, RB, 5.00%, 06/15/27 ..... 2,040 2,151,118
Series 2022AA, RB, 5.00%, 06/15/27 .... 210 221,439
Series 2023AA, RB, 5.00%, 06/15/27 .... 45 47,460
New Jersey Turnpike Authority
Series 2017A, RB, 5.00%, 01/01/27 ..... 100 104,883
Series 2017E, RB, 5.00%, 01/01/27 ..... 400 419,246
Series 2005A, RB, 5.25%, 01/01/27 (AGM) 725 765,299
Series 2017A, RB, 5.00%, 01/01/29 ..... 210 220,071
Series 2017A, RB, 5.00%, 01/01/30 ..... 340 355,940
State of New Jersey
GO, 5.00%, 06/01/27 ............... 145 147,419
GO, 5.00%, 06/01/27 ............... 30 31,736
Series 2020A, GO, 5.00%,  06/01/27 ..... 2,055 2,173,907
GO, 5.00%, 06/01/28 ............... 260 274,497
12,024,483
New Mexico — 1.0%
New Mexico Finance Authority
Series 2017A, RB, 5.00%, 06/01/27 ..... 60 63,569
Series 2018A, RB, 5.00%,  06/01/27 ..... 315 333,737
Series 2020B, RB, 5.00%, 06/01/27 ..... 230 243,681
Series 2021C, RB, 5.00%, 06/01/27 ..... 350 370,818
Series 2018A, RB, 5.00%, 06/15/27 ..... 305 323,402
Series 2024A, RB, 5.00%, 06/15/27 ..... 1,000 1,061,472
State of New Mexico
Series 2019, GO, 5.00%, 03/01/27 ...... 235 247,411
Series A, GO, 5.00%, 03/01/27 ........ 355 373,749
State of New Mexico Severance Tax Permanent
Fund
Series 2018A, RB, 5.00%, 07/01/27 ..... 470 498,135
Series 2020A, RB, 5.00%, 07/01/27 ..... 410 434,544
Series 2022B, RB, 5.00%, 07/01/27 ..... 170 180,177
4,130,695
New York — 10.3%
City of New York
Series 2024D, GO, 5.00%, 04/01/27 ..... 400 420,466
Series 2018F-1, GO, 5.00%, 04/01/27 .... 150 157,675
Series 2008J-11, GO, 5.00%, 08/01/27 ... 125 132,194
Series A-2, GO, 5.00%, 08/01/27 ....... 185 195,647
Series 2023F-1, GO, 5.00%, 08/01/27 .... 635 671,545
Series 2023C, GO, 5.00%, 08/01/27 ..... 1,110 1,173,881
Series 2022B-1, GO, 5.00%, 08/01/27 .... 210 222,086
Series 2021C, GO, 5.00%, 08/01/27 ..... 560 592,228

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series C, GO, 5.00%, 08/01/27 ........ USD 675 $ 702,880
Series 2021A-1, GO, 5.00%, 08/01/27 .... 200 211,510
Series 2019E, GO, 5.00%,  08/01/27 ..... 255 269,675
Series 2018A, GO, 5.00%, 08/01/27 ..... 1,285 1,358,952
Series 2018-1, GO, 5.00%, 08/01/27 ..... 575 608,092
Series 2017A, GO, 5.00%, 08/01/27 ..... 90 93,193
Series 2020C-1, GO, 5.00%, 08/01/27 ... 330 348,992
Series 2023A, Sub-Series A-1, GO,
5.00%, 09/01/27 ................ 150 158,862
Series 2021B-1, GO, 5.00%, 11/01/27 .... 440 467,356
Series 2018A, GO, 5.00%, 08/01/28 ..... 495 522,671
Series C, GO, 5.00%, 08/01/28 ........ 770 805,191
Series 2018-1, GO, 5.00%, 08/01/29 ..... 300 315,857
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 (AGM) ............ 400 425,343
Hudson Yards Infrastructure Corp.
Series 2017A, RB, 5.00%, 02/15/27 ..... 445 469,349
Series 2017A, RB, 5.00%, 02/15/29 ..... 220 230,142
Long Island Power Authority, Series 2019A, RB,
5.00%, 09/01/27 ................. 310 329,644
Metropolitan Transportation Authority
Series 2017C-2, RB, 0.00%, 11/15/27
(a)
... 475 423,299
Series 2016D, RB, 5.00%, 11/15/27 ..... 305 316,590
Series 2017C-1, RB, 5.00%, 11/15/27 .... 250 264,142
Series 2020E, RB, 5.00%, 11/15/27 ..... 1,500 1,584,852
Series 2024A, 5.00%, 11/15/27 ........ 100 106,997
Series A-2, RB, 5.00%, 11/15/27 ....... 50 51,900
Series B-1, RB, 5.00%, 11/15/27 ....... 100 104,295
Series B-2, RB, 5.00%, 11/15/27 ....... 305 321,476
Series C-1, RB, 5.00%, 11/15/27 ....... 70 71,381
New York City Municipal Water Finance
Authority
Series 2015FF, RB, 5.00%, 06/15/27 .... 80 81,431
Series 2015GG, RB, 5.00%, 06/15/27 .... 125 127,258
Series 2020AA, RB, 5.00%, 06/15/27 .... 830 881,310
Series 2020DD-2, RB, 5.00%, 06/15/27 ... 840 861,430
Series 2022BB-2, RB, 5.00%, 06/15/27 ... 835 856,303
New York City Transitional Finance Authority
Series 2020C, Sub-Series  C-1, RB,
5.00%, 05/01/27 ................ 35 36,841
Series 2020C, Sub-Series C-1, RB,
5.00%, 05/01/27 ................ 65 68,629
Series 2024B, RB, 5.00%, 05/01/27 ..... 125 131,979
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A, RB, 5.00%, 07/15/27
(SAW) ....................... 150 159,202
Series 2019S-3A, RB, 5.00%, 07/15/27
(SAW) ....................... 400 424,539
Series S-1, RB, 5.00%, 07/15/27 (SAW) .. 260 275,950
Series S-1, RB, 5.00%, 07/15/28 (SAW) .. 300 314,962
Series S-1, RB, 5.00%, 07/15/29 (SAW) .. 365 382,115
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1, RB,
5.00%, 02/01/27 ................ 275 288,927
Series 2017A-1, RB, 4.00%, 05/01/27 .... 200 202,430
Series 2017F-1, RB, 4.00%,  05/01/27 .... 65 66,870
Series 2018B-1, RB, 5.00%, 08/01/27 .... 270 286,504
Series 2023A, Sub-Series A-1, RB,
5.00%, 08/01/27 ................ 435 461,590
Series 2015C, RB, 5.00%, 11/01/27 ..... 735 745,002
Series 2021A, RB, 5.00%, 11/01/27 ..... 1,345 1,433,830
Series 2021F-1, RB, 5.00%, 11/01/27 .... 685 730,241
Series 2022A-1, RB, 5.00%, 11/01/27 .... 130 138,586
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023E-1, RB, 5.00%, 11/01/27 .... USD 1,000 $ 1,066,045
Series C, RB, 5.00%, 11/01/27 ......... 335 351,222
Series 2018B-1, RB, 5.00%, 08/01/28 .... 190 200,063
Series 2018B-1, RB, 5.00%, 08/01/29 .... 400 421,143
Series 2018-1, RB, 5.00%, 11/01/29 ..... 240 253,737
Series C, RB, 5.00%, 11/01/29 ......... 395 414,062
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 (AGM) ............ 505 540,383
New York State Dormitory Authority
Series 2016A, RB, 5.00%, 02/15/27 ..... 140 146,256
Series 2016D, RB, 5.00%, 02/15/27 ..... 340 355,193
Series 2017B-1, RB, 5.00%, 02/15/27 .... 440 464,615
Series 2015B, RB, 5.00%, 03/15/27 ..... 400 409,978
Series 2016A, RB, 5.00%, 03/15/27 ..... 90 94,283
Series 2019A, RB, 5.00%, 03/15/27 ..... 720 759,399
Series 2022A, RB, 5.00%,  03/15/27 ..... 275 290,320
Series 2018E, RB, 5.00%, 03/15/27 ..... 515 545,444
Series 2018A, RB, 5.00%, 03/15/27 ..... 340 359,669
Series 2015A, RB, 5.00%, 07/01/27 ..... 215 218,710
Series 20171, RB, 5.00%, 07/01/27 ..... 375 397,483
Series 2017A, RB, 5.00%, 07/01/27 ..... 185 196,353
Series B, RB, 5.00%, 10/01/27 ......... 180 186,881
Series 2017B-2, RB, 5.00%, 02/15/28 .... 125 133,226
Series 2017A, RB, 5.00%, 03/15/28 ..... 220 230,097
Series 2017A, RB, 5.00%, 02/15/29 ..... 595 620,800
Series 2017A, RB, 5.00%, 02/15/30 ..... 535 557,563
Series 2017A, RB, 5.00%, 03/15/30 ..... 395 412,571
New York State Environmental Facilities Corp.
Series 2016A, RB, 5.00%, 06/15/27 ..... 150 155,444
Series 2019B, RB, 5.00%, 06/15/27 ..... 105 111,372
Series 2021A, RB, 5.00%, 06/15/27 ..... 370 392,452
Series 2022A, RB, 5.00%, 06/15/27 ..... 75 79,551
Series 2020B, RB, 5.00%, 10/15/27 ..... 150 160,155
Series 2017A, RB, 5.00%, 06/15/29 ..... 905 953,353
New York State Thruway Authority
Series L, RB, 5.00%, 01/01/27 ......... 155 162,911
Series P, RB, 5.00%, 01/01/27 ......... 500 525,518
Series 2021A-1, RB, 5.00%, 03/15/27 .... 400 421,577
New York State Urban Development Corp.
Series 2016A, RB, 5.00%, 03/15/27 ..... 625 645,620
Series 2017A, RB, 5.00%, 03/15/27 ..... 100 105,391
Series 2020C, RB, 5.00%, 03/15/27 ..... 1,090 1,148,233
Series 2021A, RB, 5.00%,  03/15/27 ..... 235 248,104
Series 2017A, RB, 5.00%, 03/15/28 ..... 710 751,046
Series 2017A, RB, 5.00%, 03/15/29 ..... 355 370,336
Port Authority of New York & New Jersey
Series 189, RB, 5.00%, 05/01/27 ....... 125 126,729
Series 230, RB, 4.00%, 12/01/27 ....... 90 93,280
Series 243, RB, 5.00%, 12/01/27 ....... 690 738,302
Series 2017, RB, 5.00%, 11/15/29 ...... 235 250,039
State of New York
Series 2019A, GO, 5.00%, 03/01/27 ..... 100 105,668
Series 2023A, GO, 5.00%, 03/15/27 ..... 405 428,309
Triborough Bridge & Tunnel Authority
Series 2021C2, RB, 5.00%, 05/15/27 .... 1,780 1,882,794
Series 2012B, RB, 0.00%, 11/15/27
(a)
.... 405 360,103
Series 2017C-1, RB, 5.00%,  11/15/27 .... 950 1,015,636
Series 2022E-1, RB, 5.00%, 11/15/27 .... 370 393,377
Series 2022E-2B, RB, 5.00%, 11/15/27 ... 195 207,320
Series 2023B-2, RB, 5.00%, 11/15/27 .... 105 112,254
Series B, RB, 5.00%, 11/15/27 ......... 330 345,841
Utility Debt Securitization Authority
Series 2015, RB, 5.00%, 06/15/27 ...... 140 142,396

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A, RB, 5.00%, 06/15/27 ..... USD 360 $ 366,161
45,509,060
North Carolina — 2.2%
City of Charlotte
Series 2019A, GO, 5.00%, 06/01/27 ..... 540 572,288
Series 2021A, GO, 5.00%,  06/01/27 ..... 150 158,969
Series 2015, RB, 5.00%, 07/01/27 ...... 795 808,565
Series 2018, RB, 5.00%, 07/01/27 ...... 75 79,622
Series 2020, RB, 5.00%, 07/01/27 ...... 880 934,229
Series 2022A, RB, 5.00%, 07/01/27 ..... 175 185,784
Series 2020, RB, 5.00%, 12/01/27 ...... 250 267,574
City of Durham, Series 2018, RB,
5.00%, 04/01/27 ................. 145 153,030
City of Greensboro, Series B, RB,
5.00%, 12/01/27 ................. 120 128,396
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/27 ................. 135 142,476
County of Guilford
Series 2017, GO, 5.00%, 03/01/27 ...... 190 200,283
Series 2017B, GO, 5.00%, 05/01/27 ..... 265 280,291
Series 2017B, GO, 5.00%, 05/01/28 ..... 100 105,561
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 100 105,260
County of Mecklenburg
Series 2018, GO, 5.00%, 03/01/27 ...... 240 252,989
Series 2019, GO, 5.00%, 03/01/27 ...... 100 105,412
Series 2017A, GO, 5.00%,  04/01/27 ..... 325 343,169
Series 2017A, GO, 5.00%, 04/01/28 ..... 340 358,347
Series 2017A, GO, 4.00%, 04/01/30 ..... 160 162,760
County of Union, Series 2021, RB,
5.00%, 06/01/27 ................. 200 211,790
County of Wake
Series 2021, RB, 5.00%, 03/01/27 ...... 215 226,361
Series 2021, GO, 5.00%, 04/01/27 ...... 185 195,391
Series 2018A, RB, 5.00%, 08/01/27 ..... 750 796,265
Series 2019, RB, 5.00%, 09/01/27 ...... 125 132,917
Series 2016A, RB, 5.00%, 12/01/27 ..... 150 156,581
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 147,259
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 130 133,156
State of North Carolina
Series 2015, RB, 5.00%, 03/01/27 ...... 530 535,264
Series 2019, RB, 5.00%, 03/01/27 ...... 430 452,161
Series 2017B, RB, 5.00%, 05/01/27 ..... 630 666,009
Series 2020B, RB, 5.00%, 05/01/27 ..... 320 338,290
Series 2016B, GO, 5.00%, 06/01/27 ..... 125 129,311
Series 2019B, GO, 5.00%, 06/01/27 ..... 260 275,546
Series 2017B, RB, 5.00%, 05/01/28 ..... 485 510,786
Series 2017B, RB, 5.00%, 05/01/30 ..... 270 283,642
Town of Cary, Series 2021, GO,
5.00%, 09/01/27 ................. 125 133,145
10,668,879
Ohio — 2.8%
City of Columbus
Series 2016-3, GO, 5.00%, 02/15/27 ..... 380 400,198
Series 2016-4, GO, 5.00%, 02/15/27 ..... 135 142,176
Series 2018A, GO, 5.00%, 04/01/27 ..... 190 200,616
Series 2022A, GO, 5.00%, 04/01/27 ..... 85 89,749
Series 2016-1, GO, 5.00%,  07/01/27 ..... 565 586,979
Series 2023A, GO, 5.00%, 08/15/27 ..... 620 659,632
Series 2016-4, GO, 5.00%, 02/15/28 ..... 120 126,280
Series 2017-1, GO, 5.00%, 04/01/28 ..... 335 356,618
Security
Par (000)
Par (000) Value
Ohio (continued)
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/27 ................. USD 405 $ 430,663
Ohio State University (The)
Series 2017, RB, 5.00%, 12/01/27 ...... 150 160,146
Series 2020A, RB, 5.00%, 12/01/27 ..... 90 96,088
Series 2021A, RB, 5.00%, 12/01/27 ..... 470 501,792
Ohio Turnpike & Infrastructure Commission
Series 2018A, RB, 5.00%, 02/15/27 ..... 190 199,622
Series 2017A, RB, 5.00%, 02/15/30 ..... 200 209,819
Ohio Water Development Authority
Series 2019, RB, 5.00%, 06/01/27 ...... 125 132,260
Series 2019A, RB, 5.00%, 06/01/27 ..... 225 238,068
Series 2016, RB, 5.00%, 12/01/27 ...... 70 73,183
Series 2016B, RB, 5.00%, 12/01/27 ..... 365 381,681
Series 2019A, RB, 5.00%, 12/01/27 ..... 1,420 1,516,964
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015B, RB, 5.00%, 06/01/27 ..... 310 317,937
Series 2017A, RB, 5.00%, 06/01/27 ..... 420 444,394
Series 2017A, RB, 5.00%, 12/01/27 ..... 545 576,553
Series 2020B, RB, 5.00%, 12/01/27 ..... 210 224,340
Series 2017A, RB, 5.00%, 06/01/29 ..... 245 258,636
Series 2017A, RB, 5.00%, 12/01/29 ..... 420 443,025
State of Ohio
Series 2016A, RB, 5.00%, 02/01/27 ..... 330 339,839
Series 2019A, GO, 5.00%, 03/01/27 ..... 275 289,664
Series 2021C, GO, 5.00%, 03/15/27 ..... 585 616,675
Series 2021A, GO, 5.00%, 05/01/27 ..... 135 142,675
Series U, GO, 5.00%, 05/01/27 ........ 495 523,143
Series 2019A, GO, 5.00%,  06/15/27 ..... 440 466,172
Series 2017C, GO, 5.00%, 08/01/27 ..... 450 478,011
Series 2015C, GO, 5.00%, 09/01/27 ..... 170 180,865
Series 2017B, RB, 5.00%, 10/01/27 ..... 230 244,580
Series 2016C, RB, 5.00%, 12/01/27 ..... 335 350,670
Series T, GO, 5.00%, 05/01/30 ......... 285 300,778
12,700,491
Oklahoma — 0.2%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 580 604,611
Oklahoma Turnpike Authority
Series 2017D, RB, 5.00%, 01/01/27 ..... 505 529,807
Series 2017E, RB, 5.00%, 01/01/27 ..... 125 131,140
Series 2020A, RB, 5.00%, 01/01/27 ..... 180 188,842
Oklahoma Water Resources Board
Series 2020A, RB, 5.00%, 04/01/27 ..... 180 189,973
Series 2023, RB, 5.00%, 04/01/27 ...... 125 131,926
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 129,414
1,905,713
Oregon — 2.4%
City of Portland
Series 2019A, RB, 5.00%, 03/01/27 ..... 265 279,334
Series 2018A, RB, 5.00%, 05/01/27 ..... 630 651,581
Series 2015B, RB, 5.00%, 06/01/27 ..... 175 177,951
Series 2021A, GO, 5.00%, 06/01/27 ..... 850 899,368
Series 2016A, RB, 5.00%,  06/15/27 ..... 100 103,678
Series 2018B, GO, 5.00%, 06/15/27 ..... 380 402,388
County of Multnomah
Series 2021A, GO, 5.00%, 06/15/27 ..... 615 652,125
GO, 5.00%, 06/01/29 ............... 245 259,734
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 175 184,790

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/27
(GTD) ....................... USD 205 $ 217,142
Multnomah County School District No. 40,
Series B, GO, 0.00%, 06/15/27 (GTD)
(a)
... 200 181,568
Oregon State Lottery, Series 2015D, RB,
5.00%, 04/01/27 (MO) ............. 210 212,712
Portland Community College District, Series
2018, GO, 5.00%, 06/15/27 .......... 405 420,495
State of Oregon
Series 2019A, GO, 5.00%, 05/01/27 ..... 370 390,846
Series 2019N, GO, 5.00%, 05/01/27 ..... 500 528,171
Series 2023A, GO, 5.00%, 05/01/27 ..... 775 818,665
Series F, GO, 5.00%, 05/01/27 ......... 205 212,271
Series C, GO, 5.00%, 06/01/27 ........ 215 227,494
Series 2015A, GO, 5.00%, 08/01/27 ..... 250 254,735
Series 2017H, GO, 5.00%, 08/01/27 ..... 125 132,711
Series 2019G, GO, 5.00%, 08/01/27 ..... 105 111,477
Series 2021K, GO, 5.00%, 11/01/27 ..... 60 63,999
Series I, GO, 5.00%, 08/01/28 ......... 245 259,164
State of Oregon Department of Transportation
Series 2024, RB, 5.00%, 05/15/27 ...... 750 791,821
Series A, RB, 5.00%, 11/15/27 ......... 380 401,233
Series B, RB, 5.00%, 11/15/29 ......... 225 237,201
9,072,654
Pennsylvania — 2.9%
Allegheny County Higher Education Building
Authority
Series 2019A, RB, 5.00%, 08/01/27 ..... 210 222,639
Series 2022B, RB, 5.00%, 08/01/27 ..... 545 577,802
City of Philadelphia
Series 2015A, GO, 5.00%, 08/01/27 ..... 605 615,380
Series 2015B, GO, 5.00%, 08/01/27 ..... 210 213,603
Series 2017A, GO, 5.00%, 08/01/27 ..... 525 553,978
Commonwealth of Pennsylvania
Series 2017, GO, 5.00%, 01/01/27 ...... 1,165 1,223,311
Series 2016-2, GO, 5.00%, 01/15/27 ..... 540 567,482
Series 2016, GO, 5.00%, 02/01/27 ...... 220 226,004
Series 2020-1, GO, 5.00%,  05/01/27 ..... 120 126,859
Series 2019, GO, 5.00%, 07/15/27 ...... 1,300 1,380,090
Series 2016, GO, 5.00%, 09/15/27 ...... 680 707,179
Series 2022-1, GO, 5.00%, 10/01/27 ..... 200 213,185
Series 2017, GO, 5.00%, 01/01/28 ...... 905 948,890
Series 2016, GO, 5.00%, 01/15/28 ...... 605 635,073
County of Montgomery, Series 2021A, GO,
5.00%, 01/01/27 ................. 35 36,760
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 152,848
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 358,133
Northampton County General Purpose
Authority, Series 2024A, RB,
5.00%, 11/15/27
(b)
................ 300 319,512
Pennsylvania State University (The)
Series B, RB, 5.25%, 08/15/27 ......... 255 272,611
Series B, RB, 4.00%, 09/01/27 ......... 310 316,853
Series 2019A, RB, 5.00%, 09/01/27 ..... 75 79,703
Series A, RB, 5.00%, 09/01/27 ......... 120 122,550
Series B, RB, 5.00%, 09/01/27 ......... 170 173,613
Pennsylvania Turnpike Commission
Series 2016, RB, 5.00%, 06/01/27 ...... 710 725,281
Series 2016B, RB, 5.00%, 06/01/27 ..... 320 330,090
Series B-2, RB, 5.00%, 06/01/27 ....... 395 417,071
Series 2018A-2, RB, 5.00%, 12/01/27 .... 190 203,043
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series A-2, RB, 5.00%, 12/01/27 ....... USD 275 $ 293,879
Series A-2, RB, 5.00%, 12/01/29 ....... 295 312,521
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2021A, RB,
5.00%, 12/01/27 ................. 110 117,551
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 (AGM) ..... 100 106,212
12,549,706
Rhode Island — 0.7%
Rhode Island Commerce Corp., Series 2016B,
RB, 5.00%, 06/15/27 .............. 370 382,172
Rhode Island Health & Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/29 . 375 397,193
State of Rhode Island
Series 2019E, GO, 5.00%,  01/15/27 ..... 775 813,877
Series 2019A, GO, 5.00%, 05/01/27 ..... 165 174,296
Series 2017B, GO, 5.00%, 08/01/27 ..... 380 403,441
Series 2017B, GO, 5.00%, 08/01/28 ..... 675 713,473
Series 2017B, GO, 5.00%, 08/01/29 ..... 25 26,421
2,910,873
South Carolina — 0.6%
City of Charleston
Series 2019, RB, 5.00%, 01/01/27 ...... 225 236,370
Series 2016B, RB, 5.00%, 01/01/30 ..... 105 109,695
City of Columbia, Series 2019A, RB,
5.00%, 02/01/27 ................. 135 142,000
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 205,996
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ 100 105,386
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 300 316,313
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 510 543,820
State of South Carolina
Series 2017A, GO, 5.00%,  04/01/27 (SAW) 400 422,256
Series 2017A, GO, 5.00%, 04/01/30 (SAW) 440 465,457
2,547,293
Tennessee — 1.9%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 145 152,336
City of Franklin, Series 2019C, GO,
5.00%, 06/01/27 ................. 235 249,051
City of Memphis
Series 2020, GO, 5.00%, 05/01/27 ...... 690 728,501
Series 2017, RB, 5.00%, 12/01/28 ...... 145 154,494
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 100 103,358
County of Hamilton
Series 2020A, GO, 5.00%, 01/01/27 ..... 180 189,139
Series 2018A, GO, 5.00%, 04/01/27 ..... 220 232,357
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 175 184,599
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 260 274,398
County of Shelby
Series 2017A, GO, 5.00%, 04/01/27 ..... 190 200,371
Series 2019A, GO, 5.00%, 04/01/27 ..... 305 321,648
Series 2020B, GO, 5.00%,  04/01/27 ..... 345 363,832
Series 2017A, GO, 5.00%, 04/01/29 ..... 310 325,629
County of Williamson
Series 2019, GO, 5.00%, 04/01/27 ...... 150 158,425

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2021B, GO, 5.00%, 05/01/27 ..... USD 500 $ 528,987
County of Wilson, Series 2018, GO,
5.00%, 04/01/27 ................. 195 205,541
Metropolitan Government of Nashville &
Davidson County
Series 2016, GO, 5.00%, 01/01/27 ...... 445 460,846
Series 2021A, RB, 5.00%, 05/15/27 ..... 150 158,364
Series 2024A, RB, 5.00%, 05/15/27 ..... 180 190,533
Series 2024B, RB, 5.00%, 05/15/27 ..... 615 650,988
Series 2017, GO, 4.00%, 07/01/27 ...... 370 381,353
Series 2018, GO, 5.00%, 07/01/27 ...... 320 339,166
State of Tennessee
Series B, GO, 5.00%, 08/01/27 ........ 265 275,265
Series 2021A, GO, 5.00%, 11/01/27 ..... 180 192,228
Tennessee State School Bond Authority
Series B, RB, 5.00%, 11/01/27 (ST
INTERCEPT) .................. 700 744,624
Series B, RB, 5.00%, 11/01/28 (ST
INTERCEPT) .................. 220 233,071
7,999,104
Texas — 10.2%
Alamo Community College District
Series 2017, GO, 5.00%, 08/15/27 ...... 315 334,484
Series 2021, GO, 5.00%,  08/15/27 ...... 80 84,948
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 708,339
Alvin Independent School District, Series 2016,
GO, 5.00%, 02/15/27 (PSF) .......... 105 108,206
Arlington Independent School District
Series 2020, GO, 5.00%, 02/15/27 (PSF) .. 315 331,190
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 125 131,424
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 112,736
Austin Independent School District
Series 2017, GO, 5.00%, 08/01/27 (PSF) .. 150 155,551
Series 2019, GO, 5.00%, 08/01/27 (PSF) .. 540 572,335
Series 2020, GO, 5.00%, 08/01/27 (PSF) .. 585 620,029
Series 2021, GO, 5.00%, 08/01/27 (PSF) .. 250 264,970
Series 2022B, GO, 5.00%, 08/01/27 (PSF) 660 699,520
Series 2023, GO, 5.00%, 08/01/27 ...... 275 292,045
Board of Regents of the University of Texas
System
Series 2016E, RB, 5.00%, 08/15/27 ..... 430 455,688
Series 2016J, RB, 5.00%, 08/15/27 ..... 140 146,397
Series 2019A, RB, 5.00%, 08/15/27 ..... 125 132,467
City of Austin
Series 2017, GO, 5.00%, 09/01/27 ...... 75 79,636
Series 2020, GO, 5.00%, 09/01/27 ...... 425 451,271
Series 2017, RB, 5.00%, 11/15/27 ...... 300 320,132
Series 2021, RB, 5.00%, 11/15/27 ...... 115 122,717
Series 2017, GO, 5.00%, 09/01/28 ...... 110 116,100
City of Dallas
Series 2023A, GO, 5.00%, 02/15/27 ..... 1,000 1,050,671
Series 2016A, RB, 5.00%, 10/01/27 ..... 205 213,822
City of Fort Worth
Series 2020A, RB, 5.00%,  02/15/27 ..... 495 520,082
Series 2018, GO, 5.00%, 03/01/27 ...... 250 262,891
City of Garland, Series 2019A, RB,
5.00%, 03/01/27 ................. 115 119,909
City of Houston
Series 2017A, GO, 5.00%, 03/01/27 ..... 375 394,337
Series 2017B, RB, 5.00%, 11/15/27 ..... 120 127,742
Series 1998A, RB, 0.00%, 12/01/27 (AGM)
(a)
215 192,372
Security
Par (000)
Par (000) Value
Texas (continued)
City of San Antonio
Series 2017, RB, 5.00%, 02/01/27 ...... USD 75 $ 78,593
Series 2023, GO, 5.00%, 02/01/27 ...... 100 105,359
Series 2018, GO, 5.00%, 08/01/27 ...... 125 132,896
Series 2019, GO, 5.00%, 08/01/27 ...... 250 265,792
Series 2017, GO, 5.00%, 08/01/28 ...... 150 158,727
City of San Antonio Electric & Gas Systems,
Series 2018, RB, 5.00%, 02/01/27 ...... 145 151,946
Clear Creek Independent School District, Series
2021, GO, 5.00%, 02/15/27 (PSF) ...... 115 120,824
College Station Independent School District,
Series 2017, GO, 5.00%, 08/15/27 (PSF) .. 105 109,444
Conroe Independent School District
Series 2016, GO, 5.00%, 02/15/27 (PSF) .. 240 247,548
Series 2016, GO, 5.00%, 02/15/27 (PSF) .. 80 82,247
Series 2020A, GO, 5.00%, 02/15/27 (PSF) 930 977,332
Series 2017, GO, 5.00%, 02/15/30 (PSF) .. 145 151,801
County of Bexar
Series 2016, GO, 5.00%, 06/15/27 ...... 165 167,686
Series 2017, GO, 5.00%,  06/15/27 ...... 180 186,711
Series 2018, GO, 5.00%, 06/15/27 ...... 205 216,735
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 305 313,920
County of Harris
Series 2018A, RB, 5.00%, 08/15/27 ..... 100 106,036
Series 2022A, RB, 5.00%, 08/15/27 ..... 525 556,688
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 159,655
Cypress-Fairbanks Independent School District
Series 2016, GO, 5.00%, 02/15/27 (PSF) .. 670 689,845
Series 2018, GO, 5.00%,  02/15/27 (PSF) .. 175 183,950
Series 2019A, GO, 5.00%, 02/15/27 (PSF) 475 499,294
Series 2020A, GO, 5.00%, 02/15/27 (PSF) 215 225,996
Series 2022, GO, 5.00%, 02/15/27 (PSF) .. 220 231,252
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/27 ................. 1,435 1,531,154
Dallas Fort Worth International Airport
Series 2020A, RB, 5.00%, 11/01/27 ..... 365 387,551
Series 2020B, RB, 5.00%, 11/01/27 ..... 765 812,264
Dallas Independent School District
Series 2022, GO, 5.00%, 02/15/27 (PSF) .. 385 404,884
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 420 441,691
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... 300 317,559
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 445,588
Fort Bend Independent School District
Series 2017E, GO, 5.00%, 02/15/27 (PSF) 430 452,100
Series 2019B, GO, 5.00%,  02/15/27 (PSF) 195 205,022
Series 2020, GO, 5.00%, 08/15/27 (PSF) .. 180 191,128
Fort Worth Independent School District
Series 2015, GO, 5.00%, 02/15/27 (PSF) .. 135 136,340
Series 2015, GO, 5.00%, 02/15/27 (PSF) .. 10 10,098
Series 2016, GO, 5.00%, 02/15/27 (PSF) .. 140 144,382
Series 2020, GO, 5.00%, 02/15/27 (PSF) .. 130 136,714
Frisco Independent School District, Series
2017, GO, 4.00%, 08/15/29 (PSF) ...... 155 157,967
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 161,494
Harris County Flood Control District, Series
2015A, RB, 5.00%, 10/01/27 ......... 380 388,310
Katy Independent School District, Series D, GO,
5.00%, 02/15/27 (PSF) ............. 295 309,866
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 365 383,028

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Leander Independent School District, Series B,
GO, 0.00%, 08/15/27
(a)
............. USD 150 $ 133,158
Lewisville Independent School District
Series 2016A, GO, 4.00%, 08/15/27 (PSF) 340 342,462
Series 2017, GO, 5.00%, 08/15/27 (PSF) .. 240 249,431
Series 2020, GO, 5.00%, 08/15/27 (PSF) .. 715 757,491
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/28 ................. 125 131,030
Lower Colorado River Authority, Series 2024,
RB, 5.00%, 05/15/27 (AGM) .......... 520 548,011
Mesquite Independent School District, Series
2018, GO, 5.00%, 08/15/29 (PSF) ...... 215 227,679
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 235 247,831
North Texas Municipal Water District
Series 2016, RB, 5.00%, 06/01/27 ...... 195 201,692
Series 2017, RB, 5.00%,  06/01/27 ...... 160 169,074
North Texas Municipal Water District Upper
East Fork Wastewater Interceptor System,
Series 2017, RB, 5.00%, 06/01/27 ...... 375 396,267
North Texas Municipal Water District Water
System
Series 2015, RB, 5.00%, 09/01/27 ...... 135 137,568
Series 2020, RB, 5.00%, 09/01/27 ...... 450 477,816
Series 2021, RB, 5.00%, 09/01/27 ...... 155 164,581
North Texas Tollway Authority
Series 2015B, RB, 5.00%, 01/01/27 ..... 470 473,029
Series 2019B, RB, 5.00%, 01/01/27 ..... 935 974,232
Series 2023A, RB, 5.00%, 01/01/27 ..... 500 523,594
Series A, RB, 5.00%, 01/01/27 ......... 445 456,701
Series B, RB, 5.00%, 01/01/27 ......... 475 484,473
Northside Independent School District
Series 2018A, GO, 5.00%, 08/15/27 (PSF) 295 313,592
Series 2021, GO, 5.00%, 08/15/27 (PSF) .. 1,185 1,259,681
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... 145 153,682
Permanent University Fund - Texas A&M
University System
Series 2009A, RB, 5.00%, 07/01/27 ..... 525 534,846
Series 2009B, RB, 5.00%,  07/01/27 ..... 25 25,437
Permanent University Fund - University of
Texas System
Series 2016B, RB, 5.00%, 07/01/27 ..... 130 134,794
Series 2022A, RB, 5.00%, 07/01/27 ..... 345 364,863
Pflugerville Independent School District
Series 2019A, GO, 5.00%, 02/15/27 (PSF) 1,205 1,266,327
Series 2023A, GO, 5.00%, 02/15/27 ..... 235 246,731
Plano Independent School District
Series 2016A, GO, 5.00%,  02/15/27 (PSF) 175 180,237
Series 2023, GO, 5.00%, 02/15/27 ...... 215 226,002
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 210 220,688
Round Rock Independent School District
Series 2017, GO, 5.00%, 08/01/27 ...... 145 153,644
Series 2019A, GO, 5.00%, 08/01/27 (PSF) 1,740 1,846,763
San Antonio Independent School District
Series 2019, GO, 5.00%,  08/15/27 (PSF) .. 175 185,662
Series 2021, GO, 5.00%, 08/15/27 (PSF) .. 245 259,926
San Antonio Water System
Series 2016C, RB, 5.00%, 05/15/27 ..... 320 334,317
Series 2020A, RB, 5.00%, 05/15/27 ..... 650 684,835
Series 2020C, RB, 5.00%, 05/15/27 ..... 285 300,274
Series 2021A, RB, 5.00%, 05/15/27 ..... 140 147,503
Series 2017A, RB, 5.00%, 05/15/30 ..... 255 267,378
Security
Par (000)
Par (000) Value
Texas (continued)
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. USD 195 $ 204,625
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... 155 161,110
State of Texas
Series 2016A, GO, 5.00%, 04/01/27 ..... 205 211,525
Series 2018A, GO, 5.00%, 10/01/27 ..... 405 429,791
Series B, GO, 5.00%, 10/01/29 ........ 290 306,632
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 100 102,051
Texas A&M University
Series 2016C, RB, 4.00%, 05/15/27 ..... 175 177,654
Series 2016E, RB, 4.00%, 05/15/27 ..... 490 497,687
Series 2021A, RB, 5.00%, 05/15/27 ..... 250 263,737
Series 2022, RB, 5.00%, 05/15/27 ...... 230 242,638
Series 2017C, RB, 5.00%, 05/15/28 ..... 255 268,759
Texas Department of Transportation State
Highway Fund
Series 2008, RB, 5.25%, 04/01/27 ...... 270 286,459
Series 2016-A, RB, 5.00%, 10/01/27 ..... 100 104,132
Texas Public Finance Authority, Series 2019,
RB, 5.00%, 02/01/27 .............. 250 262,099
Texas State University System
Series 2017A, RB, 5.00%, 03/15/27 ..... 550 577,793
Series 2019A, RB, 5.00%, 03/15/27 ..... 485 509,509
Series 2021A, RB, 5.00%, 03/15/27 ..... 140 147,075
Series A, RB, 5.00%, 03/15/27 ......... 260 262,997
Series 2017A, RB, 5.00%, 03/15/30 ..... 350 367,570
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 175 183,777
Texas Water Development Board
Series 2016, RB, 5.00%, 04/15/27 ...... 205 211,975
Series 2017A, RB, 5.00%, 04/15/27 ..... 130 137,272
Series 2020, RB, 5.00%, 04/15/27 ...... 95 100,315
Series A, RB, 5.00%, 04/15/27 ......... 305 310,548
Series 2018, RB, 5.00%, 08/01/27 ...... 65 69,048
Series 2020, RB, 5.00%,  08/01/27 ...... 160 169,965
Series 2022, RB, 5.00%, 08/01/27 ...... 85 90,294
Series 2018A, RB, 5.00%, 10/15/27 ..... 150 159,960
Series 2018B, RB, 5.00%, 10/15/27 ..... 85 90,644
Series A, RB, 5.00%, 10/15/27 ......... 190 193,547
Series 2017A, RB, 5.00%, 04/15/28 ..... 450 476,494
Series 2018, RB, 5.00%, 08/01/29 ...... 585 616,710
Trinity River Authority Denton Creek
Wastewater Treatment System, Series 2017,
RB, 5.00%, 02/01/27 .............. 210 220,319
University of North Texas System
Series 2017A, RB, 5.00%, 04/15/27 ..... 60 63,163
Series 2017A, RB, 5.00%, 04/15/30 ..... 605 633,540
47,574,144
Utah — 1.0%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 290 305,710
Canyons School District Local Building
Authority, Series 2021, RB, 5.00%, 06/15/27 460 486,463
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 190 199,941
Intermountain Power Agency, Series 2022A,
RB, 5.00%, 07/01/27 .............. 325 343,988
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/30 ................. 135 142,030
State of Utah
Series 2017, GO, 5.00%, 07/01/27 ...... 375 394,433
Series 2019, GO, 5.00%, 07/01/27 ...... 275 292,106

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2020, GO, 5.00%, 07/01/27 ...... USD 505 $ 536,412
Series 2018, GO, 5.00%, 07/01/28 ...... 330 351,009
Series 2018, GO, 5.00%, 07/01/29 ...... 170 180,823
University of Utah (The)
Series 2016A, RB, 5.00%, 08/01/27 ..... 280 285,534
Series 2017A, RB, 5.00%, 08/01/27 (SAP) . 225 238,675
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 250 262,927
4,020,051
Vermont — 0.0%
State of Vermont
Series 2017B, GO, 5.00%, 08/15/27 ..... 100 106,456
Series 2019B, GO, 5.00%, 08/15/27 ..... 75 79,842
186,298
Virginia — 3.4%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/27 (SAW) ............ 190 201,489
City of Norfolk
Series B, GO, 4.00%,  10/01/27 ........ 140 143,354
Series 2017C, GO, 5.00%, 09/01/31 (SAW) 270 284,834
City of Richmond
Series 2017D, GO, 5.00%, 03/01/27 (SAW) 195 205,354
Series 2017B, GO, 5.00%, 07/15/27 ..... 270 286,476
Series 2017B, GO, 5.00%, 07/15/28 ..... 130 137,608
City of Virginia Beach, Series 2019B, GO,
5.00%, 07/15/27 (SAW) ............ 260 276,246
County of Arlington
Series 2019, GO, 5.00%, 06/15/27 ...... 155 164,269
Series 2019B, GO, 5.00%, 08/15/27 (SAW) 115 122,286
County of Fairfax
Series 2016A, RB, 5.00%, 07/15/27 ..... 175 182,250
Series 2021A, GO, 4.00%, 10/01/27 (SAW) 445 460,264
Series 2023A, GO, 4.00%, 10/01/27 (SAW) 210 217,203
County of Henrico
Series 2015, GO, 5.00%, 08/01/27 ...... 100 106,347
Series 2017A, GO, 5.00%, 08/01/27 ..... 55 58,491
Series 2017B, GO, 5.00%, 08/01/27 (SAW) 250 265,866
Series 2020A, GO, 5.00%, 08/01/27 (SAW) 300 319,040
County of Loudoun
Series 2020A, GO, 5.00%, 12/01/27 (SAW) 700 748,515
Series 2021B, GO, 5.00%, 12/01/27 ..... 90 96,238
Fairfax County Industrial Development
Authority, Series 2022, RB, 5.00%, 05/15/27 265 279,873
Hampton Roads Sanitation District
Series 2017A, RB, 5.00%, 10/01/28 ..... 205 218,173
Series 2017A, RB, 5.00%, 10/01/29 ..... 210 223,593
Virginia College Building Authority
Series 2017C, RB, 5.00%, 02/01/27 ..... 255 267,840
Series 2017E, RB, 5.00%, 02/01/27 ..... 890 934,815
Series 2019C, RB, 5.00%, 02/01/27 ..... 1,130 1,186,900
Series 2021A, RB, 5.00%, 02/01/27 ..... 175 183,812
Series B, RB, 5.00%, 02/01/27 ......... 225 236,496
Series 2016A, RB, 5.00%, 09/01/27 (ST
INTERCEPT) .................. 5 5,202
Series 2016A, RB, 5.00%, 09/01/27 (ST
INTERCEPT) .................. 355 368,641
Series 2017A, RB, 5.00%, 09/01/27 (ST
INTERCEPT) .................. 245 260,512
Series 2019A, RB, 5.00%, 09/01/27 (ST
INTERCEPT) .................. 125 132,686
Series 2017C, RB, 5.00%, 02/01/30 ..... 205 214,819
Virginia Commonwealth Transportation Board
Series 2016, RB, 5.00%, 03/15/27 ...... 165 171,855
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2017A, RB, 5.00%, 05/15/27 ..... USD 745 $ 787,795
Series 2019, RB, 5.00%, 05/15/27 ...... 355 375,392
Series 2016, RB, 5.00%, 09/15/27 ...... 125 130,167
Series 2017, RB, 5.00%, 09/15/27 ...... 200 212,883
Series 2017A, RB, 5.00%, 05/15/29 ..... 320 339,362
Series 2017A, RB, 5.00%, 05/15/30 ..... 350 370,334
Virginia Public Building Authority
Series 2017A, RB, 4.00%, 08/01/27 ..... 135 139,118
Series B, RB, 5.00%, 08/01/27 ......... 320 332,425
Series 2017A, RB, 5.00%, 08/01/29 ..... 410 433,793
Series 2017A, RB, 4.00%,  08/01/31 ..... 70 72,119
Virginia Public School Authority
Series 2019C, RB, 5.00%, 08/01/27 (ST
INTERCEPT) .................. 140 148,678
Series 2020B, RB, 5.00%, 08/01/27 (ST
INTERCEPT) .................. 415 440,723
Series 2021C, RB, 5.00%, 08/01/27 (SAW) 140 148,678
Series 2020, RB, 4.00%, 10/01/27 (SAW) . 100 103,399
Series 2019A, RB, 5.00%, 10/01/27 (SAW) 185 197,196
Series 2016, RB, 4.00%, 02/01/29 (ST
INTERCEPT) .................. 370 378,249
Virginia Resources Authority
Series 2015D, RB, 5.00%, 11/01/27 ..... 300 307,689
Series 2019C, RB, 5.00%, 11/01/27 ..... 60 63,999
13,943,346
Washington — 4.7%
Central Puget Sound Regional Transit Authority
Series 2016S-1, RB, 5.00%, 11/01/27 .... 585 610,945
Series 2021S-1, RB, 5.00%, 11/01/27 .... 525 559,973
City of Seattle
Series 2016, RB, 5.00%, 04/01/27 ...... 145 149,785
Series 2016B, RB, 5.00%, 04/01/27 ..... 340 350,940
Series 2015, RB, 5.00%, 05/01/27 ...... 400 405,446
Series 2019A, GO, 5.00%, 05/01/27 ..... 340 359,608
Series 2015A, GO, 5.00%, 06/01/27 ..... 170 172,725
Series 2020A, RB, 5.00%, 07/01/27 ..... 225 238,404
Series 2022, RB, 5.00%, 07/01/27 ...... 845 895,341
Series 2017, RB, 5.00%, 08/01/27 ...... 155 162,880
Series 2017C, RB, 5.00%, 09/01/27 ..... 190 201,969
Series 2016C, RB, 4.00%, 10/01/27 ..... 175 178,145
Series 2021A, GO, 5.00%, 12/01/27 ..... 390 417,273
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 755 806,059
County of King
Series 2020A, RB, 5.00%, 01/01/27 ..... 105 110,177
Series 2015A, GO, 5.00%, 07/01/27 ..... 295 297,422
Series 2016A, RB, 5.00%, 07/01/27 ..... 55 56,480
Series 2016B, RB, 5.00%, 07/01/27 ..... 590 611,869
Series 2019B, GO, 5.00%, 07/01/27 ..... 130 137,782
Series 2015E, GO, 5.00%, 12/01/27 ..... 305 312,944
Series 2021A, GO, 5.00%, 12/01/27 ..... 120 128,194
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 245 261,256
Energy Northwest
Series 2016-A, RB, 5.00%, 07/01/27 ..... 140 145,561
Series 2017-A, RB, 5.00%, 07/01/27 ..... 820 867,907
Series 2018C, RB, 5.00%, 07/01/27 ..... 505 534,504
Series 2020A, RB, 5.00%, 07/01/27 ..... 210 222,269
Series 2017A, RB, 5.00%, 07/01/28 ..... 805 851,414
Series 2017-A, RB, 5.00%, 07/01/29 ..... 330 348,742
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 93,016

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . USD 475 $ 497,803
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/27 (GTD) ............. 520 537,408
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 120 127,997
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 201,871
Port of Seattle
Series 2016, RB, 5.00%, 02/01/27 ...... 300 307,611
Series 2017, GO, 5.00%, 01/01/29 ...... 200 209,456
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/27 (GTD) ............. 420 431,106
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 160 170,835
Spokane County School District No.
81 Spokane, Series 2017B, GO,
5.00%, 12/01/28 (GTD) ............. 220 234,682
State of Washington
Series 2015B, GO, 5.00%, 02/01/27 ..... 420 423,966
Series 2017D, GO, 5.00%, 02/01/27 ..... 360 378,489
Series 2020C, GO, 5.00%,  02/01/27 ..... 690 725,437
Series 2021C, GO, 5.00%, 02/01/27 ..... 390 410,030
Series 2005C, GO, 0.00%, 06/01/27
(AMBAC)
(a)
.................... 120 109,534
Series 2021F, GO, 5.00%, 06/01/27 ..... 105 111,131
Series 2021D, GO, 5.00%, 06/01/27 ..... 220 232,846
Series R-2022C, GO, 4.00%, 07/01/27 ... 300 309,205
Series R-2015E, GO, 5.00%, 07/01/27 ... 395 398,128
Series R-2015C, GO, 5.00%, 07/01/27 ... 315 317,495
Series 2021D, GO, 5.00%, 07/01/27 ..... 745 789,836
Series 2019, COP, 5.00%, 07/01/27 ..... 180 190,522
Series R-2020C, GO, 5.00%, 07/01/27 ... 255 270,347
Series 2020A, GO, 5.00%, 08/01/27 ..... 860 913,305
Series 2017B, GO, 5.00%, 08/01/27 ..... 65 67,397
Series R-2017A, GO, 5.00%, 08/01/27 ... 385 399,198
Series R-2017B, GO, 5.00%, 08/01/27 ... 100 103,688
Series R-2018C, GO, 5.00%, 08/01/27 ... 705 748,698
Series R-2018D, GO, 5.00%, 08/01/27 ... 125 132,748
Series R-2018C, GO, 5.00%, 08/01/29 ... 445 470,072
University of Washington
Series 2021A, RB, 5.00%, 04/01/27 ..... 300 315,817
Series 2015B, RB, 5.00%, 06/01/27 ..... 130 132,012
Washington State University, Series 2015, RB,
5.00%, 04/01/27 ................. 125 126,484
21,284,184
West Virginia — 0.7%
State of West Virginia
Series 2018B, GO, 5.00%, 06/01/27 ..... 100 105,783
Series 2019A, GO, 5.00%,  06/01/27 ..... 485 513,048
Series 2021A, GO, 5.00%, 06/01/27 ..... 280 296,193
Series 2018A, GO, 5.00%, 12/01/27 ..... 235 250,978
West Virginia Commissioner of Highways
Series 2017A, RB, 5.00%, 09/01/27 ..... 335 354,185
Series 2017A, RB, 5.00%, 09/01/29 ..... 305 321,307
Series 2018A, RB, 5.00%, 09/01/29 ..... 295 310,773
Security
Par (000)
Par (000) Value
West Virginia (continued)
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... USD 335 $ 340,842
2,493,109
Wisconsin — 1.7%
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 156,395
State of Wisconsin
Series 2019A, GO, 4.00%, 05/01/27 ..... 345 350,376
Series 2015-1, GO, 5.00%, 05/01/27 ..... 315 319,435
Series 2021-1, GO, 5.00%, 05/01/27 ..... 150 158,574
Series 2020B, GO, 5.00%, 05/01/27 ..... 440 465,149
Series 2020A, GO, 5.00%, 05/01/27 ..... 100 105,716
Series 2019B, GO, 5.00%, 05/01/27 ..... 160 169,145
Series 2019A, RB, 5.00%,  05/01/27 ..... 460 487,196
Series 2021-2, GO, 5.00%, 05/01/27 ..... 160 169,145
Series 20242, GO, 5.00%, 05/01/27
(b)
.... 500 528,384
Series 2016-2, GO, 4.00%, 11/01/27 ..... 180 182,884
Series 2017-2, GO, 5.00%, 11/01/27 ..... 80 84,438
Series 2017-1, GO, 5.00%, 11/01/27 ..... 460 485,520
Series 2016-2, GO, 5.00%, 11/01/27 ..... 530 548,523
Series 2017-3, GO, 5.00%, 11/01/27 ..... 300 316,644
Series 2019B, GO, 4.00%, 05/01/28 ..... 145 148,913
Series 2017-1, GO, 5.00%, 11/01/28 ..... 250 262,938
Series 2019A, RB, 5.00%, 05/01/29 ..... 460 487,196
Series 20171, GO, 5.00%, 11/01/29 ..... 280 294,680
Wisconsin Department of Transportation
Series 2017-1, RB, 5.00%, 07/01/27 ..... 615 652,367
Series 20172, RB, 5.00%, 07/01/27 ..... 215 228,063
Series 2017-1, RB, 5.00%, 07/01/28 ..... 250 263,941
Series 20172, RB, 5.00%, 07/01/29 ..... 265 279,358
7,144,980
Total Long-Term Investments — 98.8%
(Cost: $ 443,190,280) .............................. 439,708,049
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 3.49%
(c)(d)
......... 372,046 372,083
Total Short-Term Securities — 0.1%
(Cost: $372,083) ................................. 372,083
Total Investments — 98.9%
(Cost: $443,562,363 ) .............................. 440,080,132
Other Assets Less Liabilities — 1.1% .................... 4,998,233
Net Assets — 100.0% ...............................
$ 445,078,365
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Sh ares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 4,717,248 $ — $ (4,345,594)
(a)
$ 442 $ (13) $ 372,083 372,046 $ 36,110 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 439,708,049 $ — $ 439,708,049
Short-Term Securities
Money Market Funds ...................................... 372,083 — — 372,083
$ 372,083 $ 439,708,049 $ — $ 440,080,132

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCH BD RES FD School Board Resolution Fund